Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (56.9%)
U.S. Government Securities (56.5%)
	United States Treasury Note/Bond	3.875%	3/31/2031	143,831	143,370
	United States Treasury Note/Bond	4.625%	4/30/2031	44,000	45,301
	United States Treasury Note/Bond	1.625%	5/15/2031	376,519	335,778
	United States Treasury Note/Bond	4.625%	5/31/2031	422,931	435,437
	United States Treasury Note/Bond	4.250%	6/30/2031	434,929	440,315
	United States Treasury Note/Bond	4.125%	7/31/2031	430,909	433,687
	United States Treasury Note/Bond	1.250%	8/15/2031	1,296,636	1,125,135
	United States Treasury Note/Bond	3.750%	8/31/2031	603,324	595,830
	United States Treasury Note/Bond	3.625%	9/30/2031	425,958	417,871
	United States Treasury Note/Bond	4.125%	10/31/2031	444,469	446,795
	United States Treasury Note/Bond	1.375%	11/15/2031	1,042,268	903,882
	United States Treasury Note/Bond	4.125%	11/30/2031	439,581	441,745
	United States Treasury Note/Bond	4.500%	12/31/2031	367,535	376,293
	United States Treasury Note/Bond	4.375%	1/31/2032	316,820	322,228
	United States Treasury Note/Bond	1.875%	2/15/2032	944,299	837,328
	United States Treasury Note/Bond	4.125%	2/29/2032	452,260	454,044
	United States Treasury Note/Bond	4.125%	3/31/2032	295,655	296,694
	United States Treasury Note/Bond	4.000%	4/30/2032	392,841	391,460
	United States Treasury Note/Bond	2.875%	5/15/2032	904,738	846,283
	United States Treasury Note/Bond	4.125%	5/31/2032	619,829	621,548
	United States Treasury Note/Bond	4.000%	6/30/2032	385,781	384,048
	United States Treasury Note/Bond	4.000%	7/31/2032	351,313	349,598
	United States Treasury Note/Bond	2.750%	8/15/2032	858,224	793,857
	United States Treasury Note/Bond	3.875%	8/31/2032	534,031	527,397
	United States Treasury Note/Bond	3.875%	9/30/2032	292,289	288,533
	United States Treasury Note/Bond	3.750%	10/31/2032	227,982	223,289
	United States Treasury Note/Bond	4.125%	11/15/2032	866,526	866,763
	United States Treasury Note/Bond	3.750%	11/30/2032	662,193	648,070
	United States Treasury Note/Bond	3.875%	12/31/2032	364,100	358,866
	United States Treasury Note/Bond	4.000%	1/31/2033	107,326	106,538
	United States Treasury Note/Bond	3.500%	2/15/2033	924,847	889,804
	United States Treasury Note/Bond	3.750%	2/28/2033	742,998	726,281
	United States Treasury Note/Bond	4.250%	3/31/2033	390,301	393,076
	United States Treasury Note/Bond	3.375%	5/15/2033	907,422	864,568
	United States Treasury Note/Bond	3.875%	8/15/2033	991,690	973,599
	United States Treasury Note/Bond	4.500%	11/15/2033	1,111,192	1,134,284
	United States Treasury Note/Bond	4.000%	2/15/2034	1,198,991	1,183,114
	United States Treasury Note/Bond	4.375%	5/15/2034	1,117,158	1,129,071
	United States Treasury Note/Bond	3.875%	8/15/2034	1,077,710	1,050,136
	United States Treasury Note/Bond	4.250%	11/15/2034	1,052,739	1,052,410
	United States Treasury Note/Bond	4.625%	2/15/2035	1,038,202	1,065,211
	United States Treasury Note/Bond	4.250%	5/15/2035	1,046,121	1,043,383
	United States Treasury Note/Bond	4.250%	8/15/2035	1,029,401	1,025,702
	United States Treasury Note/Bond	4.000%	11/15/2035	1,032,043	1,006,726
	United States Treasury Note/Bond	4.125%	2/15/2036	1,289,748	1,269,545
	United States Treasury Note/Bond	4.500%	2/15/2036	8,255	8,408
					29,273,301
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	4.750%	3/10/2034	14,900	15,295
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	20,644	23,167
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	36,012	40,133
[1]	Federal National Mortgage Assn.	0.875%	8/5/2030	63,690	55,903
[1]	Federal National Mortgage Assn.	6.625%	11/15/2030	38,604	42,863
[2]	Private Export Funding Corp.	4.600%	2/15/2034	3,500	3,532
	Tennessee Valley Authority	1.500%	9/15/2031	4,185	3,653

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee Valley Authority	4.375%	8/1/2034	11,127	11,114
Tennessee Valley Authority	4.875%	5/15/2035	15,663	16,132
				211,792
Total U.S. Government and Agency Obligations (Cost $29,854,532)				29,485,093
Corporate Bonds (37.3%)
Communications (2.5%)
Airbnb Inc.	5.250%	3/16/2036	10,850	10,841
Alphabet Inc.	4.375%	11/15/2032	12,434	12,359
Alphabet Inc.	4.400%	2/15/2033	19,622	19,371
Alphabet Inc.	4.500%	5/15/2035	10,134	9,965
Alphabet Inc.	4.700%	11/15/2035	32,454	32,075
Alphabet Inc.	4.800%	2/15/2036	37,073	36,898
America Movil SAB de CV	4.700%	7/21/2032	8,945	8,834
America Movil SAB de CV	5.000%	1/20/2033	5,409	5,414
America Movil SAB de CV	6.375%	3/1/2035	8,276	8,971
AppLovin Corp.	5.375%	12/1/2031	18,241	18,413
AppLovin Corp.	5.500%	12/1/2034	6,065	6,015
AT&T Inc.	2.750%	6/1/2031	15,009	13,718
AT&T Inc.	2.250%	2/1/2032	42,673	37,287
AT&T Inc.	4.550%	11/1/2032	12,684	12,458
AT&T Inc.	4.750%	4/30/2033	5,298	5,250
AT&T Inc.	2.550%	12/1/2033	31,402	26,567
AT&T Inc.	5.400%	2/15/2034	5,022	5,135
AT&T Inc.	4.500%	5/15/2035	29,683	28,127
AT&T Inc.	5.375%	8/15/2035	23,757	24,049
AT&T Inc.	4.900%	11/1/2035	7,129	6,951
AT&T Inc.	5.125%	4/30/2036	7,657	7,555
Baidu Inc.	2.375%	8/23/2031	7,550	6,805
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	14,348	14,375
Charter Communications Operating LLC	2.800%	4/1/2031	18,528	16,629
Charter Communications Operating LLC	2.300%	2/1/2032	21,907	18,776
Charter Communications Operating LLC	4.400%	4/1/2033	10,773	10,060
Charter Communications Operating LLC	6.650%	2/1/2034	8,067	8,412
Charter Communications Operating LLC	6.550%	6/1/2034	12,703	13,180
Charter Communications Operating LLC	6.384%	10/23/2035	12,289	12,510
Charter Communications Operating LLC	5.850%	12/1/2035	10,834	10,647
Comcast Corp.	4.950%	5/15/2032	5,494	5,549
Comcast Corp.	5.500%	11/15/2032	564	586
Comcast Corp.	4.250%	1/15/2033	15,763	15,227
Comcast Corp.	4.650%	2/15/2033	18,271	18,090
Comcast Corp.	4.800%	5/15/2033	16,953	16,876
Comcast Corp.	5.300%	6/1/2034	12,777	12,966
Comcast Corp.	4.200%	8/15/2034	10,198	9,598
Comcast Corp.	5.300%	5/15/2035	5,109	5,199
Comcast Corp.	5.650%	6/15/2035	6,750	6,979
Comcast Corp.	6.500%	11/15/2035	12,277	13,429
Electronic Arts Inc.	1.850%	2/15/2031	2,600	2,393
Expedia Group Inc.	2.950%	3/15/2031	6,593	6,043
Expedia Group Inc.	5.400%	2/15/2035	10,693	10,607
FactSet Research Systems Inc.	3.450%	3/1/2032	7,028	6,351
Fox Corp.	6.500%	10/13/2033	9,582	10,278
MercadoLibre Inc.	4.900%	1/15/2033	7,600	7,335
Meta Platforms Inc.	4.550%	8/15/2031	14,060	14,131
Meta Platforms Inc.	3.850%	8/15/2032	29,123	27,779
Meta Platforms Inc.	4.600%	11/15/2032	38,494	38,094
Meta Platforms Inc.	4.950%	5/15/2033	6,834	6,887
Meta Platforms Inc.	4.750%	8/15/2034	26,379	26,070
Meta Platforms Inc.	4.875%	11/15/2035	56,875	55,783
Netflix Inc.	4.900%	8/15/2034	6,245	6,293
Omnicom Group Inc.	2.600%	8/1/2031	7,502	6,718
Omnicom Group Inc.	5.000%	6/2/2033	6,100	5,956
Omnicom Group Inc.	5.300%	11/1/2034	5,734	5,674
Orange SA	9.000%	3/1/2031	12,007	14,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.200%	5/19/2032	5,736	4,916
	Paramount Global	5.500%	5/15/2033	6,215	5,421
	Rogers Communications Inc.	3.800%	3/15/2032	17,674	16,500
	Rogers Communications Inc.	5.300%	2/15/2034	14,158	14,095
	Sprint Capital Corp.	8.750%	3/15/2032	18,685	22,234
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	4,261	4,064
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	5,392	5,484
	TELUS Corp.	3.400%	5/13/2032	8,257	7,533
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	9,154	10,373
	T-Mobile USA Inc.	3.500%	4/15/2031	5,072	4,801
	T-Mobile USA Inc.	2.700%	3/15/2032	11,380	10,116
	T-Mobile USA Inc.	5.125%	5/15/2032	11,379	11,539
	T-Mobile USA Inc.	4.625%	1/15/2033	632	620
	T-Mobile USA Inc.	5.200%	1/15/2033	16,302	16,582
	T-Mobile USA Inc.	5.050%	7/15/2033	36,808	37,035
	T-Mobile USA Inc.	6.700%	12/15/2033	950	1,045
	T-Mobile USA Inc.	5.150%	4/15/2034	19,106	19,231
	T-Mobile USA Inc.	5.300%	5/15/2035	6,731	6,787
	T-Mobile USA Inc.	4.950%	11/15/2035	19,659	19,293
	T-Mobile USA Inc.	5.000%	2/15/2036	7,623	7,494
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	3,804	4,261
	Uber Technologies Inc.	4.800%	9/15/2034	20,946	20,486
	Uber Technologies Inc.	4.800%	9/15/2035	16,189	15,722
	VeriSign Inc.	2.700%	6/15/2031	7,402	6,623
	VeriSign Inc.	5.250%	6/1/2032	5,048	5,091
	Verizon Communications Inc.	2.550%	3/21/2031	16,907	15,349
	Verizon Communications Inc.	2.355%	3/15/2032	47,941	41,849
	Verizon Communications Inc.	4.750%	1/15/2033	11,634	11,485
	Verizon Communications Inc.	5.050%	5/9/2033	4,746	4,806
	Verizon Communications Inc.	4.500%	8/10/2033	23,522	22,813
	Verizon Communications Inc.	4.400%	11/1/2034	17,317	16,478
	Verizon Communications Inc.	4.780%	2/15/2035	17,181	16,658
	Verizon Communications Inc.	5.250%	4/2/2035	28,231	28,264
	Verizon Communications Inc.	4.272%	1/15/2036	8,068	7,460
	Verizon Communications Inc.	5.000%	1/15/2036	26,623	26,056
	Walt Disney Co.	6.550%	3/15/2033	3,388	3,769
	Walt Disney Co.	6.400%	12/15/2035	9,725	10,786
	Walt Disney Co.	4.625%	3/14/2036	10,000	9,725
	WPP 2025 LLC	6.500%	3/30/2036	3,600	3,546
					1,299,117
Consumer Discretionary (2.3%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,385	7,215
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	8,600	8,841
	Amazon.com Inc.	2.100%	5/12/2031	24,078	21,565
	Amazon.com Inc.	3.600%	4/13/2032	20,960	19,966
	Amazon.com Inc.	4.700%	12/1/2032	12,804	12,941
	Amazon.com Inc.	4.550%	3/13/2033	34,261	33,930
	Amazon.com Inc.	4.350%	3/20/2033	31,693	31,104
	Amazon.com Inc.	4.800%	12/5/2034	5,634	5,692
	Amazon.com Inc.	4.650%	11/20/2035	2,111	2,067
	Amazon.com Inc.	4.875%	3/13/2036	62,168	61,589
[2]	American Honda Finance Corp.	5.050%	7/10/2031	7,636	7,655
[2]	American Honda Finance Corp.	4.850%	10/23/2031	5,404	5,355
	American Honda Finance Corp.	5.150%	7/9/2032	9,523	9,537
[2]	American Honda Finance Corp.	4.900%	1/10/2034	4,826	4,693
	American Honda Finance Corp.	5.200%	3/5/2035	7,032	6,890
	American Honda Finance Corp.	5.100%	1/8/2036	4,646	4,483
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	3,195	2,998
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	7,247	7,406
	AutoNation Inc.	2.400%	8/1/2031	3,923	3,427
	AutoNation Inc.	3.850%	3/1/2032	3,005	2,792
	AutoNation Inc.	5.890%	3/15/2035	7,031	7,175
	AutoZone Inc.	4.750%	8/1/2032	3,880	3,849
	AutoZone Inc.	4.750%	2/1/2033	7,110	7,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	5.200%	8/1/2033	4,705	4,751
	AutoZone Inc.	6.550%	11/1/2033	2,421	2,636
	AutoZone Inc.	5.400%	7/15/2034	3,597	3,652
	Best Buy Co. Inc.	1.950%	10/1/2030	2,539	2,260
	Block Financial LLC	5.375%	9/15/2032	6,123	5,932
	BorgWarner Inc.	5.400%	8/15/2034	7,144	7,232
	Brunswick Corp.	2.400%	8/18/2031	6,173	5,350
	Brunswick Corp.	4.400%	9/15/2032	4,489	4,231
	Choice Hotels International Inc.	5.850%	8/1/2034	8,235	8,291
	Cornell University	4.835%	6/15/2034	13,750	13,895
[2]	Cornell University	4.733%	6/15/2035	295	292
	Darden Restaurants Inc.	6.300%	10/10/2033	1,682	1,799
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	4,318	3,927
	DR Horton Inc.	4.850%	10/15/2030	4,835	4,871
	DR Horton Inc.	5.000%	10/15/2034	4,617	4,553
	DR Horton Inc.	5.500%	10/15/2035	3,960	4,019
	eBay Inc.	2.600%	5/10/2031	7,185	6,485
	eBay Inc.	6.300%	11/22/2032	3,750	4,041
	eBay Inc.	5.125%	11/6/2035	5,525	5,449
	Ferguson Enterprises Inc.	5.000%	10/3/2034	6,678	6,603
	Ford Motor Co.	3.250%	2/12/2032	41,272	35,853
	Ford Motor Co.	6.100%	8/19/2032	7,040	7,095
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	8,585	8,667
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	3,022	2,724
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	8,416	8,446
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	10,106	10,364
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	6,767	6,633
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	11,401	11,978
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	15,215	15,059
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	2,369	2,390
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	2,325	2,235
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,319	2,192
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	7,110	7,368
	General Motors Co.	5.600%	10/15/2032	12,959	13,264
	General Motors Co.	5.000%	4/1/2035	4,480	4,291
	General Motors Co.	6.250%	4/15/2035	10,710	11,140
	General Motors Co.	6.600%	4/1/2036	15,000	15,946
	General Motors Financial Co. Inc.	2.700%	6/10/2031	13,952	12,513
	General Motors Financial Co. Inc.	5.600%	6/18/2031	10,006	10,242
	General Motors Financial Co. Inc.	3.100%	1/12/2032	7,074	6,348
	General Motors Financial Co. Inc.	5.625%	4/4/2032	13,045	13,344
	General Motors Financial Co. Inc.	6.400%	1/9/2033	3,956	4,192
	General Motors Financial Co. Inc.	6.100%	1/7/2034	5,964	6,193
	General Motors Financial Co. Inc.	5.950%	4/4/2034	15,023	15,418
	General Motors Financial Co. Inc.	5.450%	9/6/2034	2,242	2,224
	General Motors Financial Co. Inc.	5.900%	1/7/2035	23,645	24,070
	General Motors Financial Co. Inc.	6.150%	7/15/2035	12,239	12,652
	General Motors Financial Co. Inc.	5.450%	1/8/2036	5,044	4,969
	Genuine Parts Co.	6.875%	11/1/2033	7,236	7,818
	Hasbro Inc.	6.050%	5/14/2034	3,865	4,025
	Home Depot Inc.	4.850%	6/25/2031	4,492	4,591
	Home Depot Inc.	1.875%	9/15/2031	11,966	10,472
	Home Depot Inc.	3.250%	4/15/2032	12,656	11,814
	Home Depot Inc.	4.500%	9/15/2032	9,415	9,402
	Home Depot Inc.	4.950%	6/25/2034	8,654	8,716
	Home Depot Inc.	4.650%	9/15/2035	9,507	9,271
	Honda Motor Co. Ltd.	2.967%	3/10/2032	9,067	8,111
	Honda Motor Co. Ltd.	5.337%	7/8/2035	9,093	8,994
	Hyatt Hotels Corp.	5.375%	12/15/2031	7,853	7,962
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,643	5,795
	Hyatt Hotels Corp.	5.500%	6/30/2034	3,470	3,505
	Hyatt Hotels Corp.	5.400%	12/15/2035	4,856	4,757
[2]	Johns Hopkins University	4.705%	7/1/2032	5,045	5,098
	Las Vegas Sands Corp.	6.000%	6/14/2030	2,000	2,057
	Las Vegas Sands Corp.	6.200%	8/15/2034	4,574	4,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leland Stanford Junior University	4.679%	3/1/2035	7,554	7,493
	Lowe's Cos. Inc.	4.250%	3/15/2031	15,040	14,779
	Lowe's Cos. Inc.	2.625%	4/1/2031	16,372	14,878
	Lowe's Cos. Inc.	3.750%	4/1/2032	15,341	14,525
	Lowe's Cos. Inc.	4.500%	10/15/2032	23,445	23,050
	Lowe's Cos. Inc.	5.000%	4/15/2033	6,685	6,727
	Lowe's Cos. Inc.	5.150%	7/1/2033	5,761	5,829
	Lowe's Cos. Inc.	4.850%	10/15/2035	22,712	22,118
	Magna International Inc.	5.500%	3/21/2033	4,811	4,936
	Magna International Inc.	5.875%	6/1/2035	4,565	4,723
[2]	Marriott International Inc.	2.850%	4/15/2031	12,211	11,183
	Marriott International Inc.	4.500%	10/15/2031	2,847	2,813
[2]	Marriott International Inc.	3.500%	10/15/2032	7,567	6,953
	Marriott International Inc.	4.500%	5/1/2033	2,221	2,144
[2]	Marriott International Inc.	2.750%	10/15/2033	3,650	3,155
	Marriott International Inc.	5.300%	5/15/2034	8,778	8,857
	Marriott International Inc.	5.250%	10/15/2035	4,124	4,100
	Marriott International Inc.	5.500%	4/15/2037	4,000	3,985
	McDonald's Corp.	4.400%	2/12/2031	2,386	2,379
[2]	McDonald's Corp.	4.600%	9/9/2032	6,652	6,669
	McDonald's Corp.	4.950%	8/14/2033	5,364	5,450
	McDonald's Corp.	4.950%	3/3/2035	13,320	13,248
[2]	McDonald's Corp.	4.700%	12/9/2035	5,174	5,067
	McDonald's Corp.	5.000%	2/13/2036	4,438	4,416
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	2,725	2,449
	Meritage Homes Corp.	5.650%	3/15/2035	4,436	4,429
	Northwestern University	4.940%	12/1/2035	4,430	4,453
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,104	9,055
	O'Reilly Automotive Inc.	5.000%	8/19/2034	9,402	9,310
	O'Reilly Automotive Inc.	5.100%	3/12/2036	3,600	3,554
	Owens Corning	5.700%	6/15/2034	8,403	8,694
[2]	President & Fellows of Harvard College	4.609%	2/15/2035	5,308	5,248
	President & Fellows of Harvard College	5.259%	3/15/2036	1,100	1,140
	PulteGroup Inc.	6.375%	5/15/2033	4,930	5,285
	PulteGroup Inc.	4.900%	3/1/2036	4,625	4,469
	Ralph Lauren Corp.	5.000%	6/15/2032	9,853	10,002
	Rollins Inc.	5.250%	2/24/2035	3,315	3,306
	Ross Stores Inc.	1.875%	4/15/2031	5,045	4,425
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	13,780	13,305
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	14,247	14,002
	Sands China Ltd.	3.250%	8/8/2031	4,450	4,013
	Stanley Black & Decker Inc.	3.000%	5/15/2032	6,003	5,407
	Starbucks Corp.	4.900%	2/15/2031	5,414	5,480
	Starbucks Corp.	3.000%	2/14/2032	8,701	7,936
	Starbucks Corp.	4.800%	2/15/2033	5,360	5,350
	Starbucks Corp.	5.000%	2/15/2034	3,385	3,397
	Starbucks Corp.	5.400%	5/15/2035	1,626	1,662
	Tapestry Inc.	5.500%	3/11/2035	7,307	7,330
	Toll Brothers Finance Corp.	5.600%	6/15/2035	3,826	3,902
	Toyota Motor Corp.	5.053%	6/30/2035	4,169	4,206
	Toyota Motor Credit Corp.	1.900%	9/12/2031	5,871	5,108
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	8,048	8,036
[2]	Toyota Motor Credit Corp.	2.400%	1/13/2032	8,028	7,113
	Toyota Motor Credit Corp.	4.650%	9/3/2032	11,706	11,614
	Toyota Motor Credit Corp.	4.700%	1/12/2033	5,258	5,234
[2]	Toyota Motor Credit Corp.	4.600%	3/11/2033	6,479	6,378
[2]	Toyota Motor Credit Corp.	4.800%	1/5/2034	12,288	12,201
	Toyota Motor Credit Corp.	5.350%	1/9/2035	11,215	11,469
[2]	Toyota Motor Credit Corp.	4.800%	1/11/2036	1,958	1,911
	Tractor Supply Co.	5.250%	5/15/2033	6,425	6,518
[2]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	3,100	2,996
[2]	Yale University	1.482%	4/15/2030	9,830	8,886
					1,212,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (2.1%)
	Altria Group Inc.	2.450%	2/4/2032	16,363	14,359
	Altria Group Inc.	5.625%	2/6/2035	6,150	6,298
	Altria Group Inc.	5.250%	8/6/2035	3,593	3,578
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	56,388	54,907
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	2,727	2,661
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	9,569	9,682
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	7,480	6,819
	Avery Dennison Corp.	5.750%	3/15/2033	6,150	6,405
	BAT Capital Corp.	2.726%	3/25/2031	15,261	13,939
	BAT Capital Corp.	4.742%	3/16/2032	9,665	9,626
	BAT Capital Corp.	5.350%	8/15/2032	9,813	10,068
	BAT Capital Corp.	7.750%	10/19/2032	5,136	5,892
	BAT Capital Corp.	6.421%	8/2/2033	8,028	8,707
	BAT Capital Corp.	6.000%	2/20/2034	7,631	8,060
	BAT Capital Corp.	5.625%	8/15/2035	8,665	8,915
	Brown-Forman Corp.	4.750%	4/15/2033	5,580	5,534
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	3,150	2,940
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	10,697	9,742
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	2,613	2,579
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	9,105	8,800
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	5,665	5,641
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	2,613	2,577
	Campbell's Co.	5.400%	3/21/2034	8,448	8,190
	Campbell's Co.	4.750%	3/23/2035	6,495	5,978
	Church & Dwight Co. Inc.	2.300%	12/15/2031	4,935	4,375
	Church & Dwight Co. Inc.	5.600%	11/15/2032	4,950	5,204
	Clorox Co.	4.600%	5/1/2032	6,212	6,158
	Coca-Cola Co.	2.000%	3/5/2031	2,669	2,400
	Coca-Cola Co.	1.375%	3/15/2031	8,081	7,051
	Coca-Cola Co.	2.250%	1/5/2032	9,748	8,726
	Coca-Cola Co.	5.000%	5/13/2034	90	93
	Coca-Cola Co.	4.650%	8/14/2034	7,484	7,530
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	4,859	4,985
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	6,090	5,078
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,270	6,209
	Colgate-Palmolive Co.	3.250%	8/15/2032	5,410	5,075
	Conagra Brands Inc.	5.750%	8/1/2035	4,445	4,455
	Constellation Brands Inc.	2.250%	8/1/2031	9,929	8,757
	Constellation Brands Inc.	4.750%	5/9/2032	7,960	7,899
	Constellation Brands Inc.	4.900%	5/1/2033	5,121	5,053
	Constellation Brands Inc.	4.950%	11/1/2035	6,410	6,191
	Costco Wholesale Corp.	1.750%	4/20/2032	13,330	11,512
	Diageo Capital plc	2.125%	4/29/2032	4,250	3,662
	Diageo Capital plc	5.500%	1/24/2033	12,098	12,492
	Diageo Capital plc	5.625%	10/5/2033	8,477	8,819
	Diageo Investment Corp.	5.625%	4/15/2035	4,101	4,246
	Diageo Investment Corp.	7.450%	4/15/2035	3,746	4,380
	Dollar General Corp.	5.000%	11/1/2032	7,151	7,105
	Dollar General Corp.	5.450%	7/5/2033	5,273	5,335
	Dollar Tree Inc.	2.650%	12/1/2031	7,324	6,517
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	5,120	4,520
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	8,466	8,323
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	3,620	3,604
	Flowers Foods Inc.	5.750%	3/15/2035	3,850	3,673
	General Mills Inc.	4.950%	3/29/2033	9,650	9,547
	General Mills Inc.	5.250%	1/30/2035	6,510	6,432
	Haleon US Capital LLC	3.625%	3/24/2032	18,207	17,149
	Hershey Co.	4.950%	2/24/2032	5,033	5,144
	Hershey Co.	4.500%	5/4/2033	4,100	4,087
	Hershey Co.	5.100%	2/24/2035	1,900	1,940
	J M Smucker Co.	2.125%	3/15/2032	5,825	4,989
	J M Smucker Co.	6.200%	11/15/2033	10,485	11,103
	JBS NV	3.750%	12/1/2031	7,169	6,715
	JBS NV	3.625%	1/15/2032	5,805	5,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS NV	3.000%	5/15/2032	8,000	7,103
	JBS NV	5.750%	4/1/2033	18,799	19,405
	JBS NV	6.750%	3/15/2034	18,105	19,881
	JBS NV	5.950%	4/20/2035	8,990	9,328
	JBS NV	5.500%	1/15/2036	11,040	11,038
[2]	Kellanova	7.450%	4/1/2031	7,579	8,544
	Kenvue Inc.	4.850%	5/22/2032	5,756	5,812
	Kenvue Inc.	4.900%	3/22/2033	12,316	12,409
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,824	6,895
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	7,423	7,021
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	8,012	7,944
	Kimberly-Clark Corp.	2.000%	11/2/2031	7,899	7,013
	Kraft Heinz Foods Co.	4.250%	3/1/2031	13,889	13,581
	Kraft Heinz Foods Co.	6.750%	3/15/2032	1,335	1,440
	Kraft Heinz Foods Co.	5.400%	3/15/2035	3,220	3,217
	Kraft Heinz Foods Co.	5.000%	7/15/2035	5,619	5,458
	Kroger Co.	5.000%	9/15/2034	22,620	22,345
	McCormick & Co. Inc.	4.950%	4/15/2033	684	676
	McCormick & Co. Inc.	4.700%	10/15/2034	6,015	5,738
	Mondelez International Inc.	3.000%	3/17/2032	10,615	9,601
	Mondelez International Inc.	1.875%	10/15/2032	6,175	5,242
	Mondelez International Inc.	4.750%	8/28/2034	5,435	5,315
	Mondelez International Inc.	5.125%	5/6/2035	4,000	4,007
	PepsiCo Inc.	1.625%	5/1/2030	5,460	4,921
	PepsiCo Inc.	1.950%	10/21/2031	13,068	11,523
	PepsiCo Inc.	3.900%	7/18/2032	8,962	8,696
	PepsiCo Inc.	4.650%	7/23/2032	10,594	10,658
	PepsiCo Inc.	4.800%	7/17/2034	2,685	2,702
	PepsiCo Inc.	5.000%	2/7/2035	9,695	9,802
	PepsiCo Inc.	5.000%	7/23/2035	16,004	16,165
	Philip Morris International Inc.	1.750%	11/1/2030	2,879	2,549
	Philip Morris International Inc.	4.750%	11/1/2031	8,962	8,999
	Philip Morris International Inc.	4.250%	10/29/2032	15,520	15,064
	Philip Morris International Inc.	5.750%	11/17/2032	14,424	15,168
	Philip Morris International Inc.	5.375%	2/15/2033	26,989	27,740
	Philip Morris International Inc.	5.625%	9/7/2033	9,281	9,682
	Philip Morris International Inc.	5.250%	2/13/2034	17,337	17,667
	Philip Morris International Inc.	4.900%	11/1/2034	3,540	3,521
	Philip Morris International Inc.	4.875%	4/30/2035	5,208	5,128
	Philip Morris International Inc.	4.625%	10/29/2035	6,061	5,829
	Pilgrim's Pride Corp.	4.250%	4/15/2031	9,398	8,998
	Pilgrim's Pride Corp.	3.500%	3/1/2032	8,196	7,440
	Pilgrim's Pride Corp.	6.250%	7/1/2033	10,845	11,322
	Pilgrim's Pride Corp.	6.875%	5/15/2034	6,725	7,259
	Procter & Gamble Co.	1.200%	10/29/2030	6,497	5,686
	Procter & Gamble Co.	1.950%	4/23/2031	6,419	5,765
	Procter & Gamble Co.	4.100%	11/3/2032	6,754	6,644
	Procter & Gamble Co.	4.050%	1/26/2033	180	177
	Procter & Gamble Co.	4.550%	1/29/2034	9,618	9,630
	Procter & Gamble Co.	4.600%	5/1/2035	6,750	6,719
	Procter & Gamble Co.	4.350%	11/3/2035	6,765	6,559
	Reynolds American Inc.	5.700%	8/15/2035	6,717	6,903
	Sysco Corp.	2.450%	12/14/2031	6,504	5,681
	Sysco Corp.	5.400%	3/23/2035	5,080	5,045
	Sysco Corp.	4.950%	3/25/2036	3,688	3,518
	Target Corp.	4.500%	9/15/2032	6,275	6,324
	Target Corp.	4.400%	1/15/2033	2,500	2,485
	Target Corp.	4.500%	9/15/2034	14,553	14,168
	Target Corp.	5.000%	4/15/2035	6,857	6,876
	Target Corp.	5.250%	2/15/2036	4,303	4,355
	Tyson Foods Inc.	5.700%	3/15/2034	10,930	11,315
	Unilever Capital Corp.	1.750%	8/12/2031	8,395	7,351
	Unilever Capital Corp.	5.900%	11/15/2032	3,104	3,359
	Unilever Capital Corp.	5.000%	12/8/2033	10,055	10,274
	Unilever Capital Corp.	4.625%	8/12/2034	8,700	8,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.800%	9/22/2031	6,572	5,827
	Walmart Inc.	4.150%	9/9/2032	5,958	5,932
	Walmart Inc.	4.100%	4/15/2033	15,543	15,339
	Walmart Inc.	4.900%	4/28/2035	12,349	12,512
	Walmart Inc.	5.250%	9/1/2035	5,945	6,205
					1,066,900
Energy (2.6%)
	Antero Resources Corp.	5.400%	2/1/2036	6,745	6,641
	APA Corp.	6.100%	2/15/2035	4,308	4,422
	Baker Hughes Holdings LLC	4.350%	6/15/2031	7,875	7,774
	Baker Hughes Holdings LLC	4.650%	6/15/2033	12,387	12,195
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,018	2,781
	Boardwalk Pipelines LP	5.625%	8/1/2034	6,670	6,841
	BP Capital Markets America Inc.	2.721%	1/12/2032	17,924	16,209
	BP Capital Markets America Inc.	4.812%	2/13/2033	25,075	25,156
	BP Capital Markets America Inc.	4.893%	9/11/2033	15,595	15,693
	BP Capital Markets America Inc.	4.989%	4/10/2034	7,558	7,612
	BP Capital Markets America Inc.	5.227%	11/17/2034	16,964	17,304
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	5,100	5,661
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,088	3,321
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	9,172	9,276
	Cenovus Energy Inc.	2.650%	1/15/2032	4,929	4,385
	Cheniere Energy Inc.	5.650%	4/15/2034	14,084	14,512
	Cheniere Energy Partners LP	3.250%	1/31/2032	17,287	15,742
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,898	10,382
	Cheniere Energy Partners LP	5.750%	8/15/2034	17,152	17,684
	Cheniere Energy Partners LP	5.550%	10/30/2035	6,600	6,706
	Chevron USA Inc.	4.819%	4/15/2032	3,237	3,302
	Chevron USA Inc.	4.500%	10/15/2032	15,463	15,509
	Chevron USA Inc.	4.980%	4/15/2035	3,153	3,195
	Chevron USA Inc.	4.850%	10/15/2035	13,631	13,674
	ConocoPhillips	5.900%	10/15/2032	2,101	2,258
	ConocoPhillips Co.	4.850%	1/15/2032	14,533	14,759
	ConocoPhillips Co.	5.000%	1/15/2035	16,383	16,452
	Coterra Energy Inc.	5.600%	3/15/2034	5,457	5,584
	Coterra Energy Inc.	5.400%	2/15/2035	7,399	7,426
	DCP Midstream Operating LP	3.250%	2/15/2032	6,624	6,029
	Devon Energy Corp.	5.200%	9/15/2034	18,443	18,481
	Diamondback Energy Inc.	6.250%	3/15/2033	9,331	9,963
	Diamondback Energy Inc.	5.400%	4/18/2034	11,660	11,843
	Diamondback Energy Inc.	5.550%	4/1/2035	15,449	15,773
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	6,893	7,149
	Enbridge Inc.	5.700%	3/8/2033	23,645	24,508
	Enbridge Inc.	2.500%	8/1/2033	10,805	9,185
	Enbridge Inc.	5.625%	4/5/2034	12,326	12,723
	Enbridge Inc.	5.550%	6/20/2035	6,461	6,603
	Enbridge Inc.	5.200%	11/20/2035	2,455	2,444
	Enbridge Inc.	5.450%	3/27/2036	10,800	10,902
	Enbridge Inc.	7.200%	6/27/2054	6,855	7,212
	Energy Transfer LP	5.750%	2/15/2033	17,011	17,691
	Energy Transfer LP	6.550%	12/1/2033	29,287	31,626
	Energy Transfer LP	5.600%	9/1/2034	9,167	9,352
	Energy Transfer LP	4.900%	3/15/2035	4,870	4,720
	Energy Transfer LP	5.700%	4/1/2035	11,463	11,770
	Energy Transfer LP	5.350%	1/15/2036	5,255	5,221
	Enterprise Products Operating LLC	5.350%	1/31/2033	9,057	9,348
[2]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,869	6,586
	Enterprise Products Operating LLC	4.850%	1/31/2034	8,189	8,175
[2]	Enterprise Products Operating LLC	6.650%	10/15/2034	3,106	3,444
	Enterprise Products Operating LLC	4.950%	2/15/2035	8,270	8,260
	Enterprise Products Operating LLC	5.200%	1/15/2036	11,345	11,406
	EOG Resources Inc.	5.000%	7/15/2032	19,536	19,793
	EOG Resources Inc.	5.350%	1/15/2036	10,415	10,567
	EQT Corp.	5.750%	2/1/2034	7,940	8,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expand Energy Corp.	4.750%	2/1/2032	9,140	8,906
	Expand Energy Corp.	5.700%	1/15/2035	7,063	7,172
	Halliburton Co.	4.850%	11/15/2035	5,225	5,082
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,696	5,087
	Helmerich & Payne Inc.	5.500%	12/1/2034	4,925	4,856
	Hess Corp.	7.300%	8/15/2031	8,443	9,542
	Hess Corp.	7.125%	3/15/2033	4,675	5,328
	HF Sinclair Corp.	5.500%	9/1/2032	4,603	4,616
	HF Sinclair Corp.	6.250%	1/15/2035	7,340	7,574
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	939	1,062
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,098	1,140
[2]	Kinder Morgan Inc.	7.800%	8/1/2031	2,648	3,022
[2]	Kinder Morgan Inc.	7.750%	1/15/2032	5,918	6,785
	Kinder Morgan Inc.	4.800%	2/1/2033	9,066	8,995
	Kinder Morgan Inc.	5.200%	6/1/2033	23,477	23,882
	Kinder Morgan Inc.	5.400%	2/1/2034	7,632	7,809
	Kinder Morgan Inc.	5.300%	12/1/2034	4,389	4,428
	Kinder Morgan Inc.	5.850%	6/1/2035	18,836	19,740
	Marathon Petroleum Corp.	5.700%	3/1/2035	20,405	20,935
	MPLX LP	4.950%	9/1/2032	8,860	8,837
	MPLX LP	5.000%	1/15/2033	26,481	26,320
	MPLX LP	5.000%	3/1/2033	9,578	9,520
	MPLX LP	5.500%	6/1/2034	8,743	8,844
	MPLX LP	5.400%	4/1/2035	9,187	9,164
	MPLX LP	5.400%	9/15/2035	13,297	13,240
	Occidental Petroleum Corp.	7.500%	5/1/2031	10,879	12,110
	Occidental Petroleum Corp.	7.875%	9/15/2031	7,354	8,356
	Occidental Petroleum Corp.	5.550%	10/1/2034	12,770	12,978
	ONEOK Inc.	4.750%	10/15/2031	8,713	8,626
	ONEOK Inc.	4.950%	10/15/2032	5,779	5,733
	ONEOK Inc.	6.100%	11/15/2032	8,300	8,749
	ONEOK Inc.	6.050%	9/1/2033	15,049	15,771
	ONEOK Inc.	5.650%	9/1/2034	9,678	9,847
	ONEOK Inc.	5.050%	11/1/2034	13,972	13,618
	ONEOK Inc.	5.400%	10/15/2035	7,036	6,992
	Ovintiv Inc.	7.200%	11/1/2031	4,009	4,408
	Ovintiv Inc.	7.375%	11/1/2031	6,610	7,316
	Ovintiv Inc.	6.250%	7/15/2033	4,008	4,230
	Ovintiv Inc.	6.500%	8/15/2034	6,189	6,601
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	3,376	3,626
	Phillips 66 Co.	5.250%	6/15/2031	9,908	10,160
	Phillips 66 Co.	5.300%	6/30/2033	9,750	9,923
	Phillips 66 Co.	4.950%	3/15/2035	2,336	2,302
[2]	Phillips 66 Co.	6.200%	3/15/2056	1,825	1,818
	Plains All American Pipeline LP	5.700%	9/15/2034	7,293	7,454
	Plains All American Pipeline LP	5.950%	6/15/2035	10,527	10,858
	Plains All American Pipeline LP	5.600%	1/15/2036	6,520	6,541
[2]	Shell Finance US Inc.	4.125%	5/11/2035	13,313	12,628
	Shell Finance US Inc.	4.750%	1/6/2036	12,200	11,987
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	13,372	13,285
	Suncor Energy Inc.	7.150%	2/1/2032	5,465	6,053
	Suncor Energy Inc.	5.950%	12/1/2034	5,050	5,282
	Targa Resources Corp.	4.200%	2/1/2033	8,690	8,237
	Targa Resources Corp.	6.125%	3/15/2033	10,715	11,334
	Targa Resources Corp.	6.500%	3/30/2034	10,159	10,984
	Targa Resources Corp.	5.500%	2/15/2035	7,303	7,371
	Targa Resources Corp.	5.550%	8/15/2035	7,697	7,764
	Targa Resources Corp.	5.650%	2/15/2036	8,100	8,213
	Targa Resources Partners LP	4.000%	1/15/2032	7,580	7,188
	TotalEnergies Capital SA	5.150%	4/5/2034	12,510	12,803
	TotalEnergies Capital SA	4.724%	9/10/2034	6,946	6,909
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	12,648	12,520
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	11,446	11,267
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	12,550	12,138
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,707	4,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	7.500%	4/15/2032	6,958	7,878
	Valero Energy Corp.	5.150%	3/10/2036	4,450	4,389
	Viper Energy Partners LLC	5.700%	8/1/2035	9,870	9,953
	Western Midstream Operating LP	6.150%	4/1/2033	6,259	6,537
	Western Midstream Operating LP	5.450%	11/15/2034	9,616	9,529
	Western Midstream Operating LP	5.500%	12/15/2035	5,431	5,341
	Williams Cos. Inc.	8.750%	3/15/2032	3,784	4,494
	Williams Cos. Inc.	4.650%	8/15/2032	7,639	7,552
	Williams Cos. Inc.	5.650%	3/15/2033	8,695	8,995
	Williams Cos. Inc.	5.150%	3/15/2034	13,240	13,266
	Williams Cos. Inc.	5.600%	3/15/2035	8,813	9,013
	Williams Cos. Inc.	5.300%	9/30/2035	10,370	10,362
	Williams Cos. Inc.	5.150%	3/15/2036	10,900	10,741
	Woodside Finance Ltd.	5.700%	5/19/2032	4,460	4,626
	Woodside Finance Ltd.	5.100%	9/12/2034	4,045	3,982
	Woodside Finance Ltd.	6.000%	5/19/2035	16,797	17,490
					1,316,267
Financials (12.3%)
	AerCap Ireland Capital DAC	3.300%	1/30/2032	53,787	48,897
	AerCap Ireland Capital DAC	4.750%	1/15/2033	4,716	4,583
	AerCap Ireland Capital DAC	3.400%	10/29/2033	17,267	15,262
	AerCap Ireland Capital DAC	5.300%	1/19/2034	1,971	1,962
	AerCap Ireland Capital DAC	4.950%	9/10/2034	11,004	10,719
	AerCap Ireland Capital DAC	5.000%	11/15/2035	4,272	4,136
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,220	5,184
	Affiliated Managers Group Inc.	5.500%	2/15/2036	5,869	5,780
[2]	Air Lease Corp.	5.200%	7/15/2031	9,255	9,270
[2]	Air Lease Corp.	2.875%	1/15/2032	280	248
	Allstate Corp.	5.250%	3/30/2033	7,376	7,535
	Allstate Corp.	5.350%	6/1/2033	4,445	4,565
	Allstate Corp.	5.550%	5/9/2035	6,780	7,005
[2]	Ally Financial Inc.	8.000%	11/1/2031	23,377	25,920
	Ally Financial Inc.	6.184%	7/26/2035	11,553	11,576
	American Express Co.	4.989%	5/26/2033	11,163	11,118
	American Express Co.	4.918%	7/20/2033	22,016	22,070
	American Express Co.	4.420%	8/3/2033	9,889	9,646
	American Express Co.	5.043%	5/1/2034	14,853	14,886
	American Express Co.	5.625%	7/28/2034	6,982	7,136
	American Express Co.	5.284%	7/26/2035	16,033	16,174
	American Express Co.	5.442%	1/30/2036	9,766	9,939
	American Express Co.	5.667%	4/25/2036	19,894	20,572
	American Express Co.	4.804%	10/24/2036	25,684	24,832
	American Financial Group Inc.	5.000%	9/23/2035	2,852	2,738
	American International Group Inc.	5.125%	3/27/2033	9,611	9,704
	American International Group Inc.	3.875%	1/15/2035	4,445	4,082
	American International Group Inc.	5.450%	5/7/2035	5,655	5,769
	American National Group Inc.	6.000%	7/15/2035	7,205	7,016
	Ameriprise Financial Inc.	4.500%	5/13/2032	2,689	2,667
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,276	6,388
	Ameriprise Financial Inc.	5.200%	4/15/2035	6,685	6,668
	Aon Corp.	2.600%	12/2/2031	6,965	6,215
	Aon Corp.	5.000%	9/12/2032	6,135	6,192
	Aon Corp.	5.350%	2/28/2033	4,837	4,958
	Aon North America Inc.	5.450%	3/1/2034	15,693	16,036
	Apollo Debt Solutions BDC	6.700%	7/29/2031	8,595	8,708
	Apollo Debt Solutions BDC	6.550%	3/15/2032	4,395	4,411
	Apollo Global Management Inc.	6.375%	11/15/2033	5,483	5,811
	Apollo Global Management Inc.	5.150%	8/12/2035	8,854	8,582
	Apollo Global Management Inc.	5.700%	3/30/2036	5,002	5,005
	Apollo Global Management Inc.	6.000%	12/15/2054	4,740	4,432
	Ares Capital Corp.	5.250%	4/12/2031	7,833	7,572
	Ares Capital Corp.	3.200%	11/15/2031	8,010	6,941
	Ares Capital Corp.	5.800%	3/8/2032	7,519	7,415
[3]	Ares Strategic Income Fund	5.550%	4/15/2031	6,378	6,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Strategic Income Fund	6.200%	3/21/2032	6,649	6,519
	Arthur J Gallagher & Co.	2.400%	11/9/2031	5,719	5,020
	Arthur J Gallagher & Co.	5.000%	2/15/2032	2,426	2,432
	Arthur J Gallagher & Co.	5.500%	3/2/2033	4,080	4,187
	Arthur J Gallagher & Co.	6.500%	2/15/2034	3,279	3,542
	Arthur J Gallagher & Co.	5.450%	7/15/2034	4,500	4,571
	Arthur J Gallagher & Co.	5.150%	2/15/2035	15,109	14,994
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	3,628	3,360
	Athene Holding Ltd.	5.875%	1/15/2034	12,906	12,852
	Athene Holding Ltd.	6.625%	10/15/2054	5,455	5,033
	Athene Holding Ltd.	6.875%	6/28/2055	6,135	5,733
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,720	9,838
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	6,243	6,493
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	4,200	4,083
	Banco Santander SA	2.749%	12/3/2030	7,815	7,019
	Banco Santander SA	2.958%	3/25/2031	7,287	6,671
	Banco Santander SA	5.439%	7/15/2031	16,658	17,136
	Banco Santander SA	3.225%	11/22/2032	9,475	8,501
	Banco Santander SA	6.921%	8/8/2033	16,651	17,966
	Banco Santander SA	6.938%	11/7/2033	12,556	14,080
	Banco Santander SA	6.350%	3/14/2034	10,925	11,466
	Banco Santander SA	6.033%	1/17/2035	12,755	13,345
	Banco Santander SA	5.127%	11/6/2035	6,810	6,642
[2]	Bank of America Corp.	2.651%	3/11/2032	4,535	4,112
	Bank of America Corp.	2.687%	4/22/2032	48,217	43,737
	Bank of America Corp.	2.299%	7/21/2032	4,680	4,129
	Bank of America Corp.	2.572%	10/20/2032	1,277	1,137
[2]	Bank of America Corp.	2.972%	2/4/2033	52,221	47,267
	Bank of America Corp.	4.571%	4/27/2033	33,096	32,487
[2]	Bank of America Corp.	5.015%	7/22/2033	34,551	34,768
	Bank of America Corp.	5.288%	4/25/2034	43,671	44,186
	Bank of America Corp.	5.872%	9/15/2034	41,015	42,931
	Bank of America Corp.	5.468%	1/23/2035	43,505	44,376
[2]	Bank of America Corp.	5.425%	8/15/2035	11,113	11,095
	Bank of America Corp.	5.518%	10/25/2035	38,870	38,885
	Bank of America Corp.	5.511%	1/24/2036	48,331	49,265
	Bank of America Corp.	5.744%	2/12/2036	24,278	24,700
	Bank of America Corp.	5.464%	5/9/2036	12,580	12,835
	Bank of America Corp.	2.482%	9/21/2036	23,737	20,506
	Bank of America Corp.	5.045%	2/6/2037	59,432	58,636
	Bank of America Corp.	3.846%	3/8/2037	14,518	13,438
	Bank of Montreal	5.511%	6/4/2031	10,467	10,851
	Bank of Montreal	3.088%	1/10/2037	9,869	8,763
[2]	Bank of New York Mellon Corp.	1.800%	7/28/2031	5,226	4,553
	Bank of New York Mellon Corp.	2.500%	1/26/2032	5,624	5,064
	Bank of New York Mellon Corp.	5.060%	7/22/2032	9,236	9,412
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	10,791	10,497
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,179	27,764
	Bank of New York Mellon Corp.	4.706%	2/1/2034	7,125	7,048
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	6,910	6,917
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	7,688	8,410
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,365	11,520
	Bank of New York Mellon Corp.	5.225%	11/20/2035	6,480	6,569
	Bank of New York Mellon Corp.	5.316%	6/6/2036	9,320	9,440
	Bank of New York Mellon Corp.	5.606%	7/21/2039	2,010	2,049
	Bank of Nova Scotia	2.150%	8/1/2031	7,266	6,410
	Bank of Nova Scotia	2.450%	2/2/2032	7,204	6,369
	Bank of Nova Scotia	4.740%	11/10/2032	7,438	7,416
	Bank of Nova Scotia	5.650%	2/1/2034	8,461	8,810
	Bank of Nova Scotia	4.813%	2/2/2034	4,543	4,477
	Bank of Nova Scotia	4.588%	5/4/2037	13,483	12,903
	Barclays plc	2.894%	11/24/2032	14,413	12,870
	Barclays plc	5.746%	8/9/2033	6,901	7,084
	Barclays plc	7.437%	11/2/2033	19,703	22,014
	Barclays plc	6.224%	5/9/2034	16,935	17,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	7.119%	6/27/2034	14,950	16,296
	Barclays plc	6.692%	9/13/2034	16,010	17,286
	Barclays plc	5.335%	9/10/2035	20,444	20,227
	Barclays plc	5.785%	2/25/2036	24,294	24,600
	Barclays plc	5.207%	2/24/2037	3,724	3,603
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	3,891	3,602
	BlackRock Funding Inc.	5.000%	3/14/2034	11,634	11,795
	BlackRock Funding Inc.	4.900%	1/8/2035	4,910	4,942
	Blackrock Inc.	2.100%	2/25/2032	8,426	7,366
	Blackrock Inc.	4.750%	5/25/2033	11,957	12,034
	Blackstone Private Credit Fund	6.000%	1/29/2032	14,420	13,985
	Blackstone Private Credit Fund	6.000%	11/22/2034	3,992	3,734
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	10,420	10,219
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	6,658	6,439
	Blue Owl Finance LLC	3.125%	6/10/2031	5,870	5,064
	Blue Owl Finance LLC	4.375%	2/15/2032	4,063	3,634
	Blue Owl Finance LLC	6.250%	4/18/2034	9,140	8,819
	BOKF NA	6.108%	11/6/2040	1,035	1,052
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	6,915	7,040
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	5,171	5,042
	Brookfield Capital Finance LLC	6.087%	6/14/2033	7,460	7,794
	Brookfield Finance I UK plc	2.340%	1/30/2032	6,742	5,825
	Brookfield Finance Inc.	2.724%	4/15/2031	6,144	5,581
	Brookfield Finance Inc.	6.350%	1/5/2034	6,084	6,455
	Brookfield Finance Inc.	5.675%	1/15/2035	3,740	3,775
	Brookfield Finance Inc.	5.330%	1/15/2036	6,000	5,874
	Brown & Brown Inc.	4.200%	3/17/2032	7,030	6,645
	Brown & Brown Inc.	5.650%	6/11/2034	8,112	8,184
	Brown & Brown Inc.	5.550%	6/23/2035	9,649	9,638
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	11,263	10,572
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	12,394	13,253
	Capital One Financial Corp.	2.359%	7/29/2032	11,052	9,533
	Capital One Financial Corp.	2.618%	11/2/2032	292	257
	Capital One Financial Corp.	6.700%	11/29/2032	5,826	6,332
	Capital One Financial Corp.	5.268%	5/10/2033	13,092	13,076
	Capital One Financial Corp.	5.817%	2/1/2034	11,597	11,862
	Capital One Financial Corp.	6.377%	6/8/2034	23,153	24,398
	Capital One Financial Corp.	7.964%	11/2/2034	8,840	10,131
	Capital One Financial Corp.	6.051%	2/1/2035	8,870	9,172
	Capital One Financial Corp.	5.884%	7/26/2035	7,142	7,318
	Capital One Financial Corp.	6.183%	1/30/2036	19,181	19,491
	Capital One Financial Corp.	5.197%	9/11/2036	15,169	14,706
	Capital One Financial Corp.	5.399%	1/30/2037	15,120	14,837
	Carlyle Group Inc.	5.050%	9/19/2035	5,684	5,497
	Charles Schwab Corp.	2.300%	5/13/2031	20,149	18,138
	Charles Schwab Corp.	1.950%	12/1/2031	100	87
	Charles Schwab Corp.	2.900%	3/3/2032	13,714	12,430
	Charles Schwab Corp.	5.853%	5/19/2034	10,823	11,371
	Charles Schwab Corp.	6.136%	8/24/2034	14,144	15,049
	Charles Schwab Corp.	4.914%	11/14/2036	7,278	7,074
	Chubb INA Holdings LLC	5.000%	3/15/2034	18,035	18,145
	Chubb INA Holdings LLC	4.900%	8/15/2035	12,845	12,657
[2]	Citibank NA	5.570%	4/30/2034	21,542	22,320
	Citigroup Inc.	2.561%	5/1/2032	8,164	7,306
	Citigroup Inc.	6.625%	6/15/2032	5,633	6,122
	Citigroup Inc.	3.057%	1/25/2033	23,950	21,624
	Citigroup Inc.	3.785%	3/17/2033	27,767	26,038
	Citigroup Inc.	4.910%	5/24/2033	14,569	14,504
	Citigroup Inc.	6.000%	10/31/2033	4,164	4,362
	Citigroup Inc.	6.270%	11/17/2033	21,359	22,825
	Citigroup Inc.	6.174%	5/25/2034	39,506	40,917
	Citigroup Inc.	5.827%	2/13/2035	24,016	24,320
	Citigroup Inc.	5.449%	6/11/2035	14,456	14,655
	Citigroup Inc.	6.020%	1/24/2036	22,215	22,702
[2]	Citigroup Inc.	5.333%	3/27/2036	28,079	28,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.174%	9/11/2036	27,641	27,374
	Citigroup Inc.	5.411%	9/19/2039	12,050	11,798
	Citizens Financial Group Inc.	5.718%	7/23/2032	15,575	16,015
	Citizens Financial Group Inc.	6.645%	4/25/2035	10,359	11,109
	Citizens Financial Group Inc.	5.641%	5/21/2037	4,570	4,561
	CME Group Inc.	2.650%	3/15/2032	7,271	6,589
	CNA Financial Corp.	5.500%	6/15/2033	3,528	3,579
	CNA Financial Corp.	5.125%	2/15/2034	8,558	8,442
	CNA Financial Corp.	5.200%	8/15/2035	4,720	4,620
	CNO Financial Group Inc.	6.450%	6/15/2034	7,163	7,382
	Corebridge Financial Inc.	3.900%	4/5/2032	18,955	17,779
	Corebridge Financial Inc.	6.050%	9/15/2033	1,580	1,653
	Corebridge Financial Inc.	5.750%	1/15/2034	12,834	13,163
	Corebridge Financial Inc.	6.375%	9/15/2054	7,508	7,364
	Deutsche Bank AG	3.035%	5/28/2032	2,705	2,447
	Deutsche Bank AG	3.742%	1/7/2033	15,036	13,683
	Deutsche Bank AG	7.079%	2/10/2034	12,438	13,299
	Deutsche Bank AG	5.403%	9/11/2035	12,535	12,446
	Enstar Group Ltd.	4.950%	6/1/2029	1	—
	Enstar Group Ltd.	3.100%	9/1/2031	5,755	5,083
	Equitable Holdings Inc.	5.594%	1/11/2033	5,198	5,305
	Equitable Holdings Inc.	6.700%	3/28/2055	4,915	4,950
	F&G Annuities & Life Inc.	6.250%	10/4/2034	4,855	4,600
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5,608	5,757
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	6,699	7,000
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	2,930	3,000
	Fifth Third Bancorp	4.566%	4/29/2032	8,890	8,724
	Fifth Third Bancorp	4.337%	4/25/2033	7,391	7,119
	Fifth Third Bancorp	5.141%	1/29/2037	7,216	7,034
	Fifth Third Bank NA	5.332%	8/25/2033	4,780	4,787
	First American Financial Corp.	2.400%	8/15/2031	5,607	4,830
	First American Financial Corp.	5.450%	9/30/2034	5,702	5,594
	First Citizens BancShares Inc.	6.254%	3/12/2040	6,314	6,164
	GATX Corp.	3.500%	6/1/2032	173	159
	GATX Corp.	4.900%	3/15/2033	8,495	8,348
	GATX Corp.	5.450%	9/15/2033	6,490	6,588
	GATX Corp.	6.050%	3/15/2034	2,280	2,396
	GATX Corp.	6.900%	5/1/2034	1,872	2,053
	GATX Corp.	5.500%	6/15/2035	7,868	7,931
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	15,395	14,766
	Global Payments Inc.	2.900%	11/15/2031	8,260	7,240
	Global Payments Inc.	5.400%	8/15/2032	8,737	8,662
	Global Payments Inc.	5.200%	11/15/2032	9,002	8,736
	Global Payments Inc.	5.400%	3/15/2033	2,914	2,846
	Global Payments Inc.	5.550%	11/15/2035	16,310	15,683
	Globe Life Inc.	5.850%	9/15/2034	4,000	4,124
	Goldman Sachs Group Inc.	2.615%	4/22/2032	38,496	34,585
	Goldman Sachs Group Inc.	2.383%	7/21/2032	43,882	38,717
	Goldman Sachs Group Inc.	2.650%	10/21/2032	41,851	37,142
	Goldman Sachs Group Inc.	6.125%	2/15/2033	10,199	10,938
	Goldman Sachs Group Inc.	3.102%	2/24/2033	33,997	30,678
	Goldman Sachs Group Inc.	6.561%	10/24/2034	4,485	4,871
	Goldman Sachs Group Inc.	5.851%	4/25/2035	14,006	14,530
	Goldman Sachs Group Inc.	5.330%	7/23/2035	34,286	34,399
	Goldman Sachs Group Inc.	5.016%	10/23/2035	28,341	27,822
	Goldman Sachs Group Inc.	5.536%	1/28/2036	41,563	42,254
	Goldman Sachs Group Inc.	4.939%	10/21/2036	34,967	33,856
	Goldman Sachs Group Inc.	5.065%	1/21/2037	40,502	39,657
	Goldman Sachs Group Inc.	5.387%	2/2/2041	9,152	8,856
[3]	Golub Capital Private Credit Fund	5.600%	4/15/2031	1,333	1,272
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	9,867	9,926
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	4,864	4,991
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	1,513	1,466
	Hanover Insurance Group Inc.	5.500%	9/1/2035	4,169	4,136
[3]	HPS Corporate Lending Fund	5.650%	4/2/2031	5,000	4,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HPS Corporate Lending Fund	5.950%	4/14/2032	6,119	5,914
	HSBC Holdings plc	2.804%	5/24/2032	22,405	20,138
	HSBC Holdings plc	2.871%	11/22/2032	30,364	27,139
	HSBC Holdings plc	4.762%	3/29/2033	16,889	16,443
	HSBC Holdings plc	5.402%	8/11/2033	28,887	29,298
	HSBC Holdings plc	8.113%	11/3/2033	17,345	19,825
	HSBC Holdings plc	6.254%	3/9/2034	17,471	18,501
	HSBC Holdings plc	6.547%	6/20/2034	18,991	19,953
	HSBC Holdings plc	7.399%	11/13/2034	18,536	20,491
	HSBC Holdings plc	5.719%	3/4/2035	14,219	14,566
	HSBC Holdings plc	5.874%	11/18/2035	17,073	17,291
	HSBC Holdings plc	5.450%	3/3/2036	26,416	26,508
	HSBC Holdings plc	5.790%	5/13/2036	17,528	18,006
	HSBC Holdings plc	5.741%	9/10/2036	14,639	14,650
	HSBC Holdings plc	5.133%	11/6/2036	14,444	14,137
	HSBC Holdings plc	5.279%	3/10/2037	8,219	8,069
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,987	4,951
	Huntington Bancshares Inc.	5.709%	2/2/2035	6,945	7,088
	Huntington Bancshares Inc.	2.487%	8/15/2036	10,479	8,986
	Huntington Bancshares Inc.	6.141%	11/18/2039	7,308	7,437
	Huntington Bancshares Inc.	5.605%	1/28/2041	3,300	3,222
	ING Groep NV	2.727%	4/1/2032	2,707	2,450
	ING Groep NV	4.252%	3/28/2033	11,046	10,626
	ING Groep NV	6.114%	9/11/2034	9,684	10,214
	ING Groep NV	5.550%	3/19/2035	11,690	11,864
	ING Groep NV	5.525%	3/25/2036	8,120	8,213
	ING Groep NV	5.420%	3/23/2037	8,028	8,000
	Intercontinental Exchange Inc.	3.100%	9/15/2027	1	—
	Intercontinental Exchange Inc.	1.850%	9/15/2032	18,843	15,876
	Intercontinental Exchange Inc.	4.600%	3/15/2033	20,573	20,371
	Jackson Financial Inc.	3.125%	11/23/2031	5,787	5,150
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	4,185	4,172
	Jefferies Financial Group Inc.	2.625%	10/15/2031	11,601	10,096
	Jefferies Financial Group Inc.	2.750%	10/15/2032	1,730	1,464
	Jefferies Financial Group Inc.	6.200%	4/14/2034	13,095	13,344
	Jefferies Financial Group Inc.	6.250%	1/15/2036	4,925	4,995
	Jefferies Financial Group Inc.	5.500%	2/15/2036	4,890	4,690
	JPMorgan Chase & Co.	2.580%	4/22/2032	20,776	18,787
	JPMorgan Chase & Co.	2.545%	11/8/2032	32,692	29,077
	JPMorgan Chase & Co.	2.963%	1/25/2033	33,758	30,609
	JPMorgan Chase & Co.	4.586%	4/26/2033	20,216	19,930
	JPMorgan Chase & Co.	4.912%	7/25/2033	40,622	40,682
	JPMorgan Chase & Co.	5.717%	9/14/2033	32,201	33,365
	JPMorgan Chase & Co.	5.350%	6/1/2034	38,117	38,856
	JPMorgan Chase & Co.	6.254%	10/23/2034	26,652	28,625
	JPMorgan Chase & Co.	5.336%	1/23/2035	31,659	32,137
	JPMorgan Chase & Co.	5.766%	4/22/2035	24,221	25,217
	JPMorgan Chase & Co.	5.294%	7/22/2035	25,197	25,471
	JPMorgan Chase & Co.	4.946%	10/22/2035	34,857	34,419
	JPMorgan Chase & Co.	5.502%	1/24/2036	36,878	37,739
	JPMorgan Chase & Co.	5.572%	4/22/2036	36,763	37,818
	JPMorgan Chase & Co.	5.576%	7/23/2036	36,828	37,320
	JPMorgan Chase & Co.	4.810%	10/22/2036	42,084	40,850
	JPMorgan Chase & Co.	4.898%	1/22/2037	25,011	24,468
	JPMorgan Chase & Co.	5.193%	2/5/2037	25,264	24,805
	Kemper Corp.	3.800%	2/23/2032	4,021	3,641
[2]	Keybank National Association	4.900%	8/8/2032	8,202	8,052
	Keybank National Association	5.000%	1/26/2033	11,877	11,721
[2]	KeyCorp	4.789%	6/1/2033	11,275	11,026
	KeyCorp	6.401%	3/6/2035	5,832	6,185
	KeyCorp	5.305%	1/28/2037	6,800	6,662
	KKR & Co. Inc.	5.100%	8/7/2035	7,465	7,214
	Lazard Group LLC	5.625%	8/1/2035	3,106	3,098
	Lloyds Banking Group plc	4.976%	8/11/2033	11,410	11,361
	Lloyds Banking Group plc	7.953%	11/15/2033	8,598	9,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	5.679%	1/5/2035	19,506	20,044
	Lloyds Banking Group plc	5.590%	11/26/2035	8,144	8,280
	Lloyds Banking Group plc	6.068%	6/13/2036	12,790	13,003
	Lloyds Banking Group plc	4.943%	11/4/2036	11,798	11,382
	Loews Corp.	4.940%	4/1/2036	2,175	2,125
	LPL Holdings Inc.	6.000%	5/20/2034	4,423	4,518
	LPL Holdings Inc.	5.650%	3/15/2035	4,385	4,348
	LPL Holdings Inc.	5.750%	6/15/2035	4,843	4,821
	M&T Bank Corp.	5.053%	1/27/2034	11,452	11,297
[2]	M&T Bank Corp.	5.385%	1/16/2036	9,050	8,974
	Manulife Financial Corp.	3.703%	3/16/2032	6,594	6,247
	Manulife Financial Corp.	4.986%	12/11/2035	9,157	8,958
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	15,701	15,829
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	5,924	5,265
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	5,637	5,939
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,284	6,488
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	4,747	4,800
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	16,104	16,041
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	5,750	5,694
	Mastercard Inc.	2.000%	11/18/2031	10,122	8,944
	Mastercard Inc.	4.350%	1/15/2032	12,671	12,568
	Mastercard Inc.	4.950%	3/15/2032	7,439	7,625
	Mastercard Inc.	4.850%	3/9/2033	4,865	4,927
	Mastercard Inc.	4.875%	5/9/2034	7,808	7,861
	Mastercard Inc.	4.550%	1/15/2035	14,989	14,716
	MetLife Inc.	6.500%	12/15/2032	7,796	8,534
	MetLife Inc.	5.375%	7/15/2033	9,899	10,232
	MetLife Inc.	5.300%	12/15/2034	13,080	13,384
	MetLife Inc.	5.700%	6/15/2035	9,770	10,232
[2]	MetLife Inc.	6.350%	3/15/2055	9,019	9,133
[2]	MetLife Inc.	5.850%	3/15/2056	9,188	9,018
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	39,479	34,752
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	1,123	992
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,715	9,581
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	19,543	19,673
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	11,477	11,740
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	9,525	9,735
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	17,610	17,879
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	6,188	6,322
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	12,620	12,922
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	9,451	9,386
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	14,176	13,912
	Mizuho Financial Group Inc.	2.564%	9/13/2031	7,408	6,531
	Mizuho Financial Group Inc.	4.438%	5/12/2032	5,895	5,778
	Mizuho Financial Group Inc.	2.260%	7/9/2032	2,256	1,979
	Mizuho Financial Group Inc.	5.669%	9/13/2033	7,106	7,376
	Mizuho Financial Group Inc.	5.754%	5/27/2034	9,270	9,614
	Mizuho Financial Group Inc.	5.748%	7/6/2034	13,640	14,158
	Mizuho Financial Group Inc.	5.579%	5/26/2035	4,653	4,779
	Mizuho Financial Group Inc.	5.323%	7/8/2036	22,974	23,048
	Mizuho Financial Group Inc.	5.050%	5/12/2037	6,663	6,540
[2]	Morgan Stanley	1.928%	4/28/2032	21,832	18,922
[2]	Morgan Stanley	2.239%	7/21/2032	29,148	25,523
[2]	Morgan Stanley	2.511%	10/20/2032	7,374	6,512
	Morgan Stanley	2.943%	1/21/2033	12,416	11,159
	Morgan Stanley	4.889%	7/20/2033	20,532	20,418
	Morgan Stanley	6.342%	10/18/2033	73,295	78,434
[2]	Morgan Stanley	5.250%	4/21/2034	31,202	31,305
[2]	Morgan Stanley	5.424%	7/21/2034	37,240	37,757
	Morgan Stanley	6.627%	11/1/2034	16,107	17,523
	Morgan Stanley	5.466%	1/18/2035	22,066	22,406
	Morgan Stanley	5.831%	4/19/2035	17,392	18,052
	Morgan Stanley	5.320%	7/19/2035	25,089	25,148
	Morgan Stanley	5.587%	1/18/2036	64,887	66,185
	Morgan Stanley	5.664%	4/17/2036	21,260	21,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.484%	9/16/2036	29,778	25,617
[2]	Morgan Stanley	4.892%	10/22/2036	8,659	8,368
	Morgan Stanley	5.073%	1/30/2037	23,032	22,558
	Morgan Stanley	5.297%	4/20/2037	23,280	23,202
	Morgan Stanley	5.948%	1/19/2038	22,025	22,574
	Morgan Stanley	5.942%	2/7/2039	13,090	13,381
	Morgan Stanley	5.314%	1/18/2041	7,165	6,913
	Nasdaq Inc.	5.550%	2/15/2034	11,648	11,984
	NatWest Group plc	6.016%	3/2/2034	16,284	17,138
	NatWest Group plc	5.778%	3/1/2035	8,002	8,266
	Nomura Holdings Inc.	2.608%	7/14/2031	9,188	8,190
	Nomura Holdings Inc.	2.999%	1/22/2032	5,056	4,545
	Nomura Holdings Inc.	6.181%	1/18/2033	4,330	4,568
	Nomura Holdings Inc.	5.783%	7/3/2034	20,224	20,753
	Nomura Holdings Inc.	5.491%	6/29/2035	6,970	7,012
	Nomura Holdings Inc.	5.043%	6/10/2036	8,143	7,898
	Northern Trust Corp.	6.125%	11/2/2032	8,469	9,050
	Northern Trust Corp.	5.117%	11/19/2040	3,412	3,325
	Old Republic International Corp.	5.750%	3/28/2034	2,705	2,763
	ORIX Corp.	4.000%	4/13/2032	4,989	4,776
	ORIX Corp.	5.200%	9/13/2032	4,335	4,408
	ORIX Corp.	5.400%	2/25/2035	4,281	4,306
	PayPal Holdings Inc.	4.400%	6/1/2032	10,135	9,955
	PayPal Holdings Inc.	5.150%	6/1/2034	9,209	9,181
	PayPal Holdings Inc.	5.100%	4/1/2035	10,113	10,040
	PNC Financial Services Group Inc.	4.812%	10/21/2032	8,941	8,912
	PNC Financial Services Group Inc.	4.626%	6/6/2033	4,838	4,699
	PNC Financial Services Group Inc.	6.037%	10/28/2033	22,170	23,439
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,511	16,533
	PNC Financial Services Group Inc.	5.939%	8/18/2034	9,157	9,591
	PNC Financial Services Group Inc.	6.875%	10/20/2034	17,810	19,653
	PNC Financial Services Group Inc.	5.676%	1/22/2035	11,543	11,882
	PNC Financial Services Group Inc.	5.401%	7/23/2035	18,342	18,546
	PNC Financial Services Group Inc.	5.575%	1/29/2036	26,027	26,589
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,653	5,697
	PNC Financial Services Group Inc.	5.423%	1/25/2041	13,891	13,632
	Primerica Inc.	2.800%	11/19/2031	6,608	5,913
	Principal Financial Group Inc.	5.375%	3/15/2033	3,915	4,000
	Progressive Corp.	3.000%	3/15/2032	2,220	2,027
	Progressive Corp.	6.250%	12/1/2032	700	762
	Progressive Corp.	4.950%	6/15/2033	5,683	5,763
[2]	Prudential Financial Inc.	5.750%	7/15/2033	6,549	6,933
	Prudential Financial Inc.	5.200%	3/14/2035	5,113	5,152
	Prudential Financial Inc.	5.125%	3/1/2052	6,816	6,486
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,345
	Prudential Financial Inc.	6.750%	3/1/2053	3,382	3,502
	Prudential Financial Inc.	6.500%	3/15/2054	9,561	9,751
	Prudential Funding Asia plc	3.625%	3/24/2032	3,571	3,374
	Raymond James Financial Inc.	4.900%	9/11/2035	10,200	9,940
	Regions Financial Corp.	5.502%	9/6/2035	8,873	8,884
	Reinsurance Group of America Inc.	6.000%	9/15/2033	4,599	4,777
	Reinsurance Group of America Inc.	5.750%	9/15/2034	3,887	3,950
	Reinsurance Group of America Inc.	6.650%	9/15/2055	6,345	6,315
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	8,960	9,203
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	6,955	7,094
[2]	Royal Bank of Canada	2.300%	11/3/2031	15,206	13,569
	Royal Bank of Canada	3.875%	5/4/2032	4,188	4,021
[2]	Royal Bank of Canada	5.000%	2/1/2033	25,852	26,081
[2]	Royal Bank of Canada	5.000%	5/2/2033	1,484	1,496
[2]	Royal Bank of Canada	5.150%	2/1/2034	13,971	14,282
	Santander Holdings USA Inc.	6.342%	5/31/2035	4,774	4,993
	Santander UK Group Holdings plc	5.136%	9/22/2036	5,778	5,576
	Selective Insurance Group Inc.	5.900%	4/15/2035	4,096	4,222
	State Street Corp.	4.675%	10/22/2032	875	875
	State Street Corp.	2.623%	2/7/2033	2,115	1,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	4.421%	5/13/2033	811	795
	State Street Corp.	4.164%	8/4/2033	6,962	6,713
	State Street Corp.	4.821%	1/26/2034	7,998	7,960
	State Street Corp.	5.159%	5/18/2034	7,276	7,372
	State Street Corp.	6.123%	11/21/2034	7,759	8,201
	State Street Corp.	5.146%	2/28/2036	11,723	11,751
	State Street Corp.	4.784%	10/23/2036	9,422	9,151
	Stewart Information Services Corp.	3.600%	11/15/2031	4,590	4,061
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	3,740	3,832
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	15,663	13,702
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	7,696	7,923
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	15,729	16,375
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	5,899	5,874
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	9,668	10,073
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	4,989	5,212
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	16,122	16,521
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	8,549	8,815
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	6,825	6,835
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	9,288	9,125
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	1,270	1,228
	Synchrony Financial	2.875%	10/28/2031	9,757	8,515
	Synchrony Financial	4.947%	2/25/2032	1,750	1,699
[3]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	2,040	2,008
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	15,297	13,487
[2]	Toronto-Dominion Bank	2.450%	1/12/2032	6,545	5,784
	Toronto-Dominion Bank	5.298%	1/30/2032	5,385	5,537
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	16,387	15,079
	Toronto-Dominion Bank	4.456%	6/8/2032	15,041	14,812
	Toronto-Dominion Bank	4.928%	10/15/2035	5,730	5,627
	TPG Operating Group II LP	4.875%	5/15/2031	2,000	1,961
	TPG Operating Group II LP	5.875%	3/5/2034	2,865	2,906
	TPG Operating Group II LP	5.375%	1/15/2036	2,135	2,061
	Travelers Cos. Inc.	5.050%	7/24/2035	1,959	1,962
	Travelers Property Casualty Corp.	6.375%	3/15/2033	3,383	3,759
[2]	Truist Financial Corp.	5.153%	8/5/2032	165	167
[2]	Truist Financial Corp.	4.916%	7/28/2033	11,856	11,619
[2]	Truist Financial Corp.	6.123%	10/28/2033	8,160	8,635
[2]	Truist Financial Corp.	5.122%	1/26/2034	10,869	10,830
[2]	Truist Financial Corp.	5.867%	6/8/2034	15,786	16,430
[2]	Truist Financial Corp.	5.711%	1/24/2035	16,349	16,852
[2]	Truist Financial Corp.	4.964%	10/23/2036	14,740	14,278
	UBS Americas Inc.	7.125%	7/15/2032	10,735	11,991
	Unum Group	5.250%	12/15/2035	2,464	2,407
[2]	US Bancorp	2.677%	1/27/2033	6,408	5,703
[2]	US Bancorp	4.967%	7/22/2033	8,233	8,151
	US Bancorp	5.850%	10/21/2033	17,651	18,536
	US Bancorp	4.839%	2/1/2034	24,925	24,639
	US Bancorp	5.836%	6/12/2034	8,685	9,066
	US Bancorp	5.678%	1/23/2035	21,659	22,364
	US Bancorp	5.424%	2/12/2036	8,210	8,387
	US Bancorp	2.491%	11/3/2036	18,207	15,719
	US Bancorp	5.033%	1/26/2037	4,650	4,591
	Visa Inc.	4.400%	2/12/2033	7,425	7,347
	Visa Inc.	4.700%	2/12/2036	15,165	15,007
	Voya Financial Inc.	5.000%	9/20/2034	5,162	5,027
[2]	Wells Fargo & Co.	3.350%	3/2/2033	36,107	33,127
[2]	Wells Fargo & Co.	4.897%	7/25/2033	19,725	19,615
	Wells Fargo & Co.	5.389%	4/24/2034	39,049	39,609
[2]	Wells Fargo & Co.	5.557%	7/25/2034	38,589	39,517
	Wells Fargo & Co.	6.491%	10/23/2034	21,204	22,930
	Wells Fargo & Co.	5.499%	1/23/2035	8,054	8,195
	Wells Fargo & Co.	5.375%	2/7/2035	383	393
	Wells Fargo & Co.	5.211%	12/3/2035	44,502	44,299
	Wells Fargo & Co.	5.605%	4/23/2036	43,841	44,862
	Wells Fargo & Co.	4.892%	9/15/2036	15,660	15,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.960%	1/23/2037	41,562	40,490
	Westpac Banking Corp.	2.150%	6/3/2031	13,694	12,279
	Westpac Banking Corp.	5.405%	8/10/2033	3,490	3,538
	Westpac Banking Corp.	6.820%	11/17/2033	6,912	7,552
[2]	Westpac Banking Corp.	5.618%	11/20/2035	14,282	14,448
	Westpac Banking Corp.	3.020%	11/18/2036	14,410	12,880
	Willis North America Inc.	5.350%	5/15/2033	7,007	7,082
	Willis North America Inc.	5.150%	3/15/2036	3,000	2,926
	Zions Bancorp NA	6.816%	11/19/2035	3,608	3,707
					6,382,212
Health Care (3.4%)
	Abbott Laboratories	4.300%	3/15/2033	25,700	25,150
	Abbott Laboratories	4.650%	3/15/2036	33,962	33,181
	AbbVie Inc.	4.950%	3/15/2031	2,405	2,456
	AbbVie Inc.	4.400%	3/15/2033	5,905	5,789
	AbbVie Inc.	5.050%	3/15/2034	22,897	23,242
	AbbVie Inc.	4.550%	3/15/2035	22,289	21,639
	AbbVie Inc.	5.200%	3/15/2035	2,529	2,573
	AbbVie Inc.	4.500%	5/14/2035	31,494	30,473
	AbbVie Inc.	4.750%	3/15/2036	14,864	14,557
	Adventist Health System	5.430%	3/1/2032	3,675	3,741
	Adventist Health System	5.757%	12/1/2034	4,370	4,496
	Agilent Technologies Inc.	4.750%	9/9/2034	6,415	6,315
	Amgen Inc.	2.000%	1/15/2032	13,704	11,856
	Amgen Inc.	3.350%	2/22/2032	12,384	11,508
	Amgen Inc.	4.200%	3/1/2033	5,806	5,607
	Amgen Inc.	5.250%	3/2/2033	36,195	37,136
	Amgen Inc.	4.850%	2/19/2036	16,289	15,997
[2]	Ascension Health	4.923%	11/15/2035	7,763	7,671
	AstraZeneca Finance LLC	4.300%	3/2/2033	3,800	3,724
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,189	5,279
	AstraZeneca Finance LLC	5.000%	2/26/2034	12,727	12,917
	AstraZeneca Finance LLC	4.600%	3/2/2036	5,800	5,683
	Baxter International Inc.	1.730%	4/1/2031	10,620	8,885
	Baxter International Inc.	2.539%	2/1/2032	17,069	14,377
	Baxter International Inc.	5.650%	12/15/2035	6,500	6,351
	Becton Dickinson & Co.	4.298%	8/22/2032	8,114	7,876
	Becton Dickinson & Co.	5.110%	2/8/2034	6,099	6,130
	Biogen Inc.	5.750%	5/15/2035	6,709	6,938
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,833	6,346
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	2,590	2,586
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	13,244	12,130
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	26,231	26,873
	Cardinal Health Inc.	5.450%	2/15/2034	2,340	2,391
	Cardinal Health Inc.	5.350%	11/15/2034	9,603	9,691
	Cardinal Health Inc.	5.150%	9/15/2035	3,870	3,837
[2]	Cedars-Sinai Health System	2.288%	8/15/2031	2,720	2,431
	Cencora Inc.	4.600%	2/13/2033	1,778	1,747
	Cencora Inc.	5.125%	2/15/2034	3,090	3,114
	Cencora Inc.	5.150%	2/15/2035	6,880	6,926
	Cencora Inc.	4.900%	2/13/2036	7,346	7,193
	Centene Corp.	2.625%	8/1/2031	10,141	8,485
	Cigna Group	2.375%	3/15/2031	11,179	10,048
	Cigna Group	5.125%	5/15/2031	3,292	3,361
	Cigna Group	4.875%	9/15/2032	14,274	14,259
	Cigna Group	5.400%	3/15/2033	9,631	9,902
	Cigna Group	5.250%	2/15/2034	6,843	6,928
	Cigna Group	5.250%	1/15/2036	15,810	15,833
	CommonSpirit Health	5.205%	12/1/2031	10,876	11,082
	CommonSpirit Health	5.318%	12/1/2034	8,034	8,055
	CommonSpirit Health	4.825%	9/1/2035	2,265	2,204
[2]	CommonSpirit Health	4.975%	9/1/2035	5,795	5,658
	CVS Health Corp.	1.875%	2/28/2031	19,208	16,779
	CVS Health Corp.	2.125%	9/15/2031	9,530	8,264

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	5.000%	9/15/2032	5,192	5,193
CVS Health Corp.	5.250%	2/21/2033	13,451	13,599
CVS Health Corp.	5.300%	6/1/2033	13,929	14,045
CVS Health Corp.	5.700%	6/1/2034	14,315	14,704
CVS Health Corp.	5.450%	9/15/2035	18,301	18,363
Elevance Health Inc.	4.950%	11/1/2031	11,674	11,743
Elevance Health Inc.	4.600%	9/15/2032	7,651	7,530
Elevance Health Inc.	5.500%	10/15/2032	7,505	7,735
Elevance Health Inc.	4.750%	2/15/2033	8,923	8,784
Elevance Health Inc.	5.375%	6/15/2034	10,330	10,468
Elevance Health Inc.	5.950%	12/15/2034	2,016	2,108
Elevance Health Inc.	5.200%	2/15/2035	15,260	15,240
Elevance Health Inc.	5.000%	1/15/2036	15,000	14,694
Eli Lilly & Co.	4.900%	2/12/2032	10,785	11,020
Eli Lilly & Co.	4.550%	10/15/2032	10,141	10,144
Eli Lilly & Co.	4.700%	2/27/2033	5,634	5,678
Eli Lilly & Co.	4.700%	2/9/2034	15,150	15,120
Eli Lilly & Co.	4.600%	8/14/2034	8,548	8,462
Eli Lilly & Co.	5.100%	2/12/2035	10,170	10,379
Eli Lilly & Co.	4.900%	10/15/2035	15,997	16,000
GE HealthCare Technologies Inc.	5.905%	11/22/2032	15,890	16,765
GE HealthCare Technologies Inc.	5.500%	6/15/2035	8,370	8,535
GE HealthCare Technologies Inc.	4.950%	12/15/2035	6,686	6,563
Gilead Sciences Inc.	5.250%	10/15/2033	11,588	11,984
Gilead Sciences Inc.	5.100%	6/15/2035	11,088	11,212
Gilead Sciences Inc.	4.600%	9/1/2035	9,824	9,590
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,054	3,178
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	8,866	8,828
HCA Inc.	5.450%	4/1/2031	14,867	15,244
HCA Inc.	2.375%	7/15/2031	9,640	8,517
HCA Inc.	5.500%	3/1/2032	8,039	8,235
HCA Inc.	3.625%	3/15/2032	19,995	18,570
HCA Inc.	4.600%	11/15/2032	6,430	6,257
HCA Inc.	5.500%	6/1/2033	8,639	8,808
HCA Inc.	5.600%	4/1/2034	12,333	12,593
HCA Inc.	5.450%	9/15/2034	15,821	15,968
HCA Inc.	5.750%	3/1/2035	17,872	18,375
HCA Inc.	4.900%	11/15/2035	9,694	9,377
Humana Inc.	5.375%	4/15/2031	15,400	15,560
Humana Inc.	2.150%	2/3/2032	6,675	5,709
Humana Inc.	5.875%	3/1/2033	7,407	7,556
Humana Inc.	5.950%	3/15/2034	8,710	8,874
Humana Inc.	5.550%	5/1/2035	7,687	7,598
Icon Investments Six DAC	6.000%	5/8/2034	4,435	4,484
Johnson & Johnson	4.900%	6/1/2031	13,393	13,838
Johnson & Johnson	4.850%	3/1/2032	13,911	14,310
Johnson & Johnson	4.375%	12/5/2033	4,143	4,148
Johnson & Johnson	4.950%	6/1/2034	356	368
Johnson & Johnson	5.000%	3/1/2035	11,348	11,684
Laboratory Corp. of America Holdings	2.700%	6/1/2031	2,444	2,223
Laboratory Corp. of America Holdings	4.550%	4/1/2032	5,147	5,079
Laboratory Corp. of America Holdings	4.800%	10/1/2034	9,631	9,381
McKesson Corp.	4.950%	5/30/2032	8,394	8,519
McKesson Corp.	5.100%	7/15/2033	3,238	3,300
McKesson Corp.	5.250%	5/30/2035	7,001	7,131
Medtronic Global Holdings SCA	4.500%	3/30/2033	11,754	11,609
Medtronic Inc.	4.375%	3/15/2035	14,532	14,042
Merck & Co. Inc.	4.150%	3/15/2031	7,817	7,729
Merck & Co. Inc.	2.150%	12/10/2031	29,409	26,018
Merck & Co. Inc.	4.550%	9/15/2032	8,950	8,980
Merck & Co. Inc.	4.450%	12/4/2032	9,830	9,761
Merck & Co. Inc.	4.500%	5/17/2033	3,919	3,905
Merck & Co. Inc.	4.950%	9/15/2035	19,013	19,048
Merck & Co. Inc.	4.750%	12/4/2035	14,015	13,755
Novartis Capital Corp.	2.200%	8/14/2030	4,443	4,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.000%	9/18/2031	10,359	10,210
	Novartis Capital Corp.	4.300%	11/5/2032	8,960	8,830
	Novartis Capital Corp.	4.600%	3/18/2033	19,174	19,094
	Novartis Capital Corp.	4.200%	9/18/2034	9,503	9,191
	Novartis Capital Corp.	4.600%	11/5/2035	10,847	10,629
	Novartis Capital Corp.	4.900%	3/18/2036	6,986	6,969
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,165	2,702
	OhioHealth Corp.	2.297%	11/15/2031	4,499	4,008
	Orlando Health Obligated Group	5.475%	10/1/2035	3,619	3,713
	PeaceHealth Obligated Group	4.855%	11/15/2032	1,320	1,317
	Pfizer Inc.	1.750%	8/18/2031	13,968	12,193
	Pfizer Inc.	4.500%	11/15/2032	13,311	13,194
	Pfizer Inc.	4.875%	11/15/2035	17,402	17,245
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	42,011	41,854
[2]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,730	3,247
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,753	7,869
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	3,475	3,543
	Quest Diagnostics Inc.	2.800%	6/30/2031	3,749	3,421
	Quest Diagnostics Inc.	6.400%	11/30/2033	3,293	3,582
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,987	10,908
	Revvity Inc.	2.550%	3/15/2031	4,288	3,861
	Revvity Inc.	2.250%	9/15/2031	8,035	7,020
	Royalty Pharma plc	2.200%	9/2/2030	6,973	6,277
	Royalty Pharma plc	2.150%	9/2/2031	5,992	5,220
	Royalty Pharma plc	5.400%	9/2/2034	1,939	1,955
	Royalty Pharma plc	5.200%	9/25/2035	5,785	5,707
	Sanofi SA	4.200%	11/3/2032	11,000	10,801
	Smith & Nephew plc	5.400%	3/20/2034	6,685	6,781
	Solventum Corp.	5.450%	3/13/2031	5,125	5,258
	Solventum Corp.	5.600%	3/23/2034	16,515	16,882
	Stryker Corp.	4.625%	9/11/2034	5,580	5,447
	Stryker Corp.	5.200%	2/10/2035	9,930	10,054
[2]	Sutter Health	2.294%	8/15/2030	2,863	2,610
[2]	Sutter Health	5.537%	8/15/2035	12,431	12,827
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,456	9,566
	Takeda US Financing Inc.	5.200%	7/7/2035	15,705	15,696
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	2,900	2,869
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	11,325	10,019
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	6,850	6,779
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,644	6,762
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	2,860	2,825
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	13,095	13,347
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	7,530	7,430
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	4,628	4,589
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,376	11,537
	UnitedHealth Group Inc.	2.300%	5/15/2031	17,902	16,058
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,696	13,844
	UnitedHealth Group Inc.	4.200%	5/15/2032	12,908	12,579
	UnitedHealth Group Inc.	5.350%	2/15/2033	14,496	14,882
	UnitedHealth Group Inc.	4.500%	4/15/2033	17,244	16,842
	UnitedHealth Group Inc.	5.000%	4/15/2034	9,618	9,620
	UnitedHealth Group Inc.	5.150%	7/15/2034	18,322	18,478
	UnitedHealth Group Inc.	5.300%	6/15/2035	17,221	17,568
	UnitedHealth Group Inc.	4.625%	7/15/2035	1,135	1,098
	UnitedHealth Group Inc.	5.800%	3/15/2036	8,000	8,360
	Universal Health Services Inc.	5.050%	10/15/2034	6,315	6,040
	UPMC	5.035%	5/15/2033	5,535	5,602
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	11,962	10,677
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	8,220	8,211
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	1,595	1,627
	Zoetis Inc.	5.600%	11/16/2032	7,233	7,572
	Zoetis Inc.	5.000%	8/17/2035	7,087	7,028
					1,777,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (2.2%)
	3M Co.	5.150%	3/15/2035	5,337	5,381
	AGCO Corp.	5.800%	3/21/2034	5,881	6,012
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	4,748	4,846
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	3,485	3,557
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5,662	5,064
[2]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	4,676	4,550
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,796	2,603
	Amphenol Corp.	2.200%	9/15/2031	7,650	6,785
	Amphenol Corp.	4.400%	2/15/2033	29,139	28,436
	Amphenol Corp.	5.250%	4/5/2034	6,380	6,517
	Amphenol Corp.	5.000%	1/15/2035	10,773	10,760
	Amphenol Corp.	4.625%	2/15/2036	22,055	21,323
	Boeing Co.	6.388%	5/1/2031	9,286	9,909
	Boeing Co.	6.125%	2/15/2033	4,919	5,230
	Boeing Co.	3.600%	5/1/2034	8,220	7,349
	Boeing Co.	6.528%	5/1/2034	35,462	38,629
	Boeing Co.	3.250%	2/1/2035	6,195	5,305
	Canadian National Railway Co.	3.850%	8/5/2032	5,163	4,936
	Canadian National Railway Co.	4.375%	9/18/2034	6,890	6,653
	Canadian National Railway Co.	4.750%	11/12/2035	3,013	2,972
	Canadian Pacific Railway Co.	2.450%	12/2/2031	18,375	16,324
	Canadian Pacific Railway Co.	5.200%	3/30/2035	7,381	7,517
	Carrier Global Corp.	5.900%	3/15/2034	8,205	8,660
	Caterpillar Inc.	5.200%	5/15/2035	5,872	6,012
	CSX Corp.	4.100%	11/15/2032	8,229	7,978
	CSX Corp.	5.050%	6/15/2035	12,134	12,175
	Cummins Inc.	4.700%	2/15/2031	10,380	10,480
	Cummins Inc.	5.150%	2/20/2034	3,906	3,969
	Cummins Inc.	5.300%	5/9/2035	12,905	13,143
	Deere & Co.	5.450%	1/16/2035	9,833	10,208
	Dover Corp.	5.375%	10/15/2035	2,675	2,784
	Eaton Corp.	4.000%	11/2/2032	5,439	5,266
	Eaton Corp.	4.500%	3/6/2033	6,455	6,364
[2]	Eaton Corp.	4.150%	3/15/2033	10,987	10,679
	Eaton Corp.	4.800%	3/6/2036	20,236	19,979
	Embraer Netherlands Finance BV	5.980%	2/11/2035	5,415	5,569
	Emerson Electric Co.	2.200%	12/21/2031	10,025	8,899
	Emerson Electric Co.	5.000%	3/15/2035	2,652	2,670
[2]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	4,371	3,762
[2]	FedEx Corp.	4.250%	5/15/2030	7,199	7,115
[2]	FedEx Corp.	2.400%	5/15/2031	8,668	7,808
[2]	FedEx Corp.	4.900%	1/15/2034	2,805	2,775
[3]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	11,806	11,513
[3]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	5,871	5,676
	Flowserve Corp.	2.800%	1/15/2032	2,525	2,229
	GE Capital Funding LLC	4.550%	5/15/2032	5,859	5,837
	GE Vernova Inc.	4.875%	2/4/2036	5,111	5,065
	General Dynamics Corp.	2.250%	6/1/2031	2,676	2,408
	General Dynamics Corp.	4.950%	8/15/2035	155	156
[2]	General Electric Co.	6.750%	3/15/2032	4,781	5,335
	General Electric Co.	4.900%	1/29/2036	7,730	7,727
	GXO Logistics Inc.	2.650%	7/15/2031	6,802	6,058
	GXO Logistics Inc.	6.500%	5/6/2034	5,287	5,546
	HEICO Corp.	5.350%	8/1/2033	4,980	5,064
	Hexcel Corp.	5.875%	2/26/2035	3,285	3,369
[3]	Honeywell Aerospace Inc.	4.600%	3/16/2033	20,700	20,451
[3]	Honeywell Aerospace Inc.	4.950%	3/16/2036	19,320	19,168
	Honeywell International Inc.	1.750%	9/1/2031	9,751	8,447
	Honeywell International Inc.	4.500%	1/15/2034	5,426	5,338
	Howmet Aerospace Inc.	4.850%	10/15/2031	5,377	5,437
	Howmet Aerospace Inc.	4.550%	11/15/2032	4,042	3,992
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	9,450	9,765
	Ingersoll Rand Inc.	5.314%	6/15/2031	3,875	3,977
	Ingersoll Rand Inc.	5.700%	8/14/2033	9,335	9,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ingersoll Rand Inc.	5.450%	6/15/2034	7,161	7,309
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	3,005	3,110
	Jacobs Solutions Inc.	5.375%	3/3/2036	5,315	5,175
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	1,505	1,426
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	3,270	2,898
	John Deere Capital Corp.	4.400%	9/8/2031	14,399	14,369
[2]	John Deere Capital Corp.	3.900%	6/7/2032	10,709	10,368
[2]	John Deere Capital Corp.	4.350%	9/15/2032	6,947	6,887
[2]	John Deere Capital Corp.	5.150%	9/8/2033	14,664	15,118
[2]	John Deere Capital Corp.	5.100%	4/11/2034	10,956	11,148
[2]	John Deere Capital Corp.	5.050%	6/12/2034	8,931	9,062
	Johnson Controls International plc	2.000%	9/16/2031	5,049	4,403
	Johnson Controls International plc	4.900%	12/1/2032	6,710	6,737
	Keysight Technologies Inc.	4.950%	10/15/2034	4,010	3,967
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,565	12,857
	L3Harris Technologies Inc.	5.400%	7/31/2033	15,002	15,380
	L3Harris Technologies Inc.	5.350%	6/1/2034	5,620	5,718
	LKQ Corp.	6.250%	6/15/2033	3,385	3,486
	Lockheed Martin Corp.	4.700%	12/15/2031	4,841	4,905
	Lockheed Martin Corp.	3.900%	6/15/2032	8,866	8,609
	Lockheed Martin Corp.	5.250%	1/15/2033	6,448	6,715
	Lockheed Martin Corp.	4.750%	2/15/2034	9,163	9,180
	Lockheed Martin Corp.	4.800%	8/15/2034	6,723	6,715
	Lockheed Martin Corp.	5.000%	8/15/2035	11,262	11,355
	Norfolk Southern Corp.	2.300%	5/15/2031	5,033	4,509
	Norfolk Southern Corp.	3.000%	3/15/2032	15,903	14,517
	Norfolk Southern Corp.	4.450%	3/1/2033	840	824
	Norfolk Southern Corp.	5.550%	3/15/2034	17,279	17,924
	Norfolk Southern Corp.	5.100%	5/1/2035	4,427	4,441
	Northrop Grumman Corp.	4.700%	3/15/2033	9,979	9,963
	Northrop Grumman Corp.	4.900%	6/1/2034	8,688	8,671
	nVent Finance Sarl	2.750%	11/15/2031	4,445	3,946
	nVent Finance Sarl	5.650%	5/15/2033	5,585	5,736
	Otis Worldwide Corp.	5.125%	11/19/2031	6,534	6,679
	Otis Worldwide Corp.	5.131%	9/4/2035	3,935	3,923
[2]	PACCAR Financial Corp.	5.000%	3/22/2034	5,005	5,061
[2]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,369	4,183
	Pentair Finance Sarl	5.900%	7/15/2032	4,875	5,102
	Regal Rexnord Corp.	6.400%	4/15/2033	10,694	11,295
	Republic Services Inc.	1.750%	2/15/2032	2,793	2,391
	Republic Services Inc.	2.375%	3/15/2033	4,922	4,250
	Republic Services Inc.	5.000%	12/15/2033	3,605	3,664
	Republic Services Inc.	5.000%	4/1/2034	7,446	7,520
	Rockwell Automation Inc.	1.750%	8/15/2031	3,190	2,772
	RTX Corp.	2.375%	3/15/2032	16,872	14,864
	RTX Corp.	5.150%	2/27/2033	9,712	9,912
	RTX Corp.	6.100%	3/15/2034	23,337	25,130
	Ryder System Inc.	6.600%	12/1/2033	6,468	7,096
	Southwest Airlines Co.	5.250%	11/15/2035	3,773	3,541
	Teledyne Technologies Inc.	2.750%	4/1/2031	9,663	8,836
	Textron Inc.	6.100%	11/15/2033	4,400	4,641
	Textron Inc.	5.500%	5/15/2035	4,810	4,892
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	3,410	3,500
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	4,300	4,356
	Trimble Inc.	6.100%	3/15/2033	7,386	7,734
	Triton Container International Ltd.	3.250%	3/15/2032	7,076	6,366
	Triton Container International Ltd.	5.150%	2/15/2033	5,843	5,720
	Tyco Electronics Group SA	2.500%	2/4/2032	7,175	6,374
	Tyco Electronics Group SA	4.875%	2/9/2036	3,073	3,038
	Union Pacific Corp.	2.375%	5/20/2031	8,081	7,319
	Union Pacific Corp.	2.800%	2/14/2032	11,462	10,419
	Union Pacific Corp.	4.500%	1/20/2033	5,833	5,815
	Union Pacific Corp.	5.100%	2/20/2035	5,027	5,120
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	9,244	9,514
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	2,318	2,131

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	4.875%	3/3/2033	10,392	10,593
United Parcel Service Inc.	5.250%	5/14/2035	11,048	11,282
Veralto Corp.	5.450%	9/18/2033	7,225	7,381
Vertiv Holdings Co.	4.850%	3/15/2036	2,650	2,576
Vontier Corp.	2.950%	4/1/2031	5,732	5,209
Waste Connections Inc.	2.200%	1/15/2032	8,435	7,409
Waste Connections Inc.	3.200%	6/1/2032	4,087	3,777
Waste Connections Inc.	4.200%	1/15/2033	8,658	8,380
Waste Connections Inc.	5.000%	3/1/2034	3,822	3,845
Waste Connections Inc.	5.250%	9/1/2035	14,693	14,982
Waste Management Inc.	4.950%	7/3/2031	5,050	5,163
Waste Management Inc.	4.800%	3/15/2032	7,457	7,570
Waste Management Inc.	4.150%	4/15/2032	8,442	8,279
Waste Management Inc.	4.625%	2/15/2033	4,892	4,898
Waste Management Inc.	4.875%	2/15/2034	10,738	10,865
Waste Management Inc.	4.950%	3/15/2035	16,085	16,135
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	3,415	3,514
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,396	9,606
WW Grainger Inc.	4.450%	9/15/2034	5,555	5,465
				1,136,721
Materials (1.1%)
Air Products and Chemicals Inc.	4.800%	3/3/2033	3,285	3,311
Air Products and Chemicals Inc.	4.850%	2/8/2034	13,599	13,606
Albemarle Corp.	5.050%	6/1/2032	1,808	1,814
Amcor Finance USA Inc.	5.625%	5/26/2033	6,234	6,384
Amcor Flexibles North America Inc.	2.690%	5/25/2031	7,124	6,423
Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,448	9,565
Amcor Flexibles North America Inc.	5.125%	3/12/2036	6,268	6,090
Amrize Finance US LLC	5.400%	4/7/2035	13,336	13,566
ArcelorMittal SA	6.800%	11/29/2032	11,196	12,359
ArcelorMittal SA	6.000%	6/17/2034	3,635	3,828
Berry Global Inc.	5.800%	6/15/2031	10,472	10,846
Berry Global Inc.	5.650%	1/15/2034	9,224	9,434
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	4,044	4,124
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	6,183	6,207
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	13,356	13,644
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,381	6,497
Cabot Corp.	5.000%	6/30/2032	3,550	3,547
Carlisle Cos. Inc.	2.200%	3/1/2032	4,555	3,925
Carlisle Cos. Inc.	5.250%	9/15/2035	4,715	4,716
CF Industries Inc.	5.150%	3/15/2034	7,562	7,517
CF Industries Inc.	5.300%	11/26/2035	6,245	6,224
CRH America Finance Inc.	5.400%	5/21/2034	5,795	5,902
CRH America Finance Inc.	5.500%	1/9/2035	11,736	11,984
CRH America Finance Inc.	5.000%	2/9/2036	9,940	9,750
Dow Chemical Co.	6.300%	3/15/2033	5,082	5,327
Dow Chemical Co.	5.150%	2/15/2034	414	403
Dow Chemical Co.	4.250%	10/1/2034	35	32
Dow Chemical Co.	5.350%	3/15/2035	5,541	5,459
Eagle Materials Inc.	2.500%	7/1/2031	7,838	7,008
Eastman Chemical Co.	5.750%	3/8/2033	1,771	1,832
Eastman Chemical Co.	5.625%	2/20/2034	6,904	7,000
Ecolab Inc.	2.125%	2/1/2032	6,591	5,786
Ecolab Inc.	5.000%	9/1/2035	1,200	1,202
EIDP Inc.	5.125%	5/15/2032	7,488	7,599
EIDP Inc.	4.800%	5/15/2033	5,275	5,220
Freeport-McMoRan Inc.	5.400%	11/14/2034	6,585	6,684
Gerdau Trade Inc.	5.750%	6/9/2035	6,096	6,173
Kinross Gold Corp.	6.250%	7/15/2033	3,975	4,237
Lubrizol Corp.	6.500%	10/1/2034	3,185	3,563
LYB International Finance III LLC	5.625%	5/15/2033	6,252	6,296
LYB International Finance III LLC	5.500%	3/1/2034	6,327	6,289
LYB International Finance III LLC	6.150%	5/15/2035	1,875	1,931
LYB International Finance III LLC	5.875%	1/15/2036	5,000	5,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	2.400%	7/15/2031	7,614	6,782
	Martin Marietta Materials Inc.	5.150%	12/1/2034	6,593	6,596
	Mosaic Co.	5.450%	11/15/2033	4,974	5,026
	Newmont Corp.	2.600%	7/15/2032	9,592	8,680
	Newmont Corp.	5.350%	3/15/2034	29,400	30,244
[2]	Newmont Corp.	5.875%	4/1/2035	2,517	2,664
	Nucor Corp.	3.125%	4/1/2032	3,278	3,018
	Nucor Corp.	5.100%	6/1/2035	7,771	7,850
	Nutrien Ltd.	5.250%	3/12/2032	10,240	10,457
	Nutrien Ltd.	5.400%	6/21/2034	13,119	13,338
	Nutrien Ltd.	4.125%	3/15/2035	1,015	930
	Packaging Corp. of America	5.700%	12/1/2033	3,592	3,726
	Packaging Corp. of America	5.200%	8/15/2035	8,319	8,255
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	12,291	13,194
	Rio Tinto Alcan Inc.	5.750%	6/1/2035	953	995
	Rio Tinto Finance USA plc	5.000%	3/14/2032	5,837	5,954
	Rio Tinto Finance USA plc	5.000%	3/9/2033	40	41
	Rio Tinto Finance USA plc	5.250%	3/14/2035	16,602	16,852
	RPM International Inc.	2.950%	1/15/2032	2,853	2,565
	Sherwin-Williams Co.	4.800%	9/1/2031	12,630	12,737
	Sherwin-Williams Co.	5.150%	8/15/2035	8,383	8,410
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,224	16,436
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	15,167	15,267
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	11,668	11,469
	Sonoco Products Co.	2.850%	2/1/2032	4,301	3,849
	Sonoco Products Co.	5.000%	9/1/2034	6,618	6,478
	Southern Copper Corp.	7.500%	7/27/2035	9,644	11,004
	Steel Dynamics Inc.	5.375%	8/15/2034	4,617	4,658
	Steel Dynamics Inc.	5.250%	5/15/2035	14,896	14,912
	Suzano Austria GmbH	3.125%	1/15/2032	10,068	8,823
	Suzano Netherlands BV	5.500%	1/15/2036	9,032	8,712
	Vale Overseas Ltd.	6.125%	6/12/2033	13,694	14,232
	Vale Overseas Ltd.	8.250%	1/17/2034	3,414	3,985
	Vulcan Materials Co.	5.350%	12/1/2034	7,009	7,124
	Westlake Corp.	5.550%	11/15/2035	8,941	8,903
	WRKCo Inc.	4.200%	6/1/2032	4,250	4,081
	WRKCo Inc.	3.000%	6/15/2033	7,245	6,362
	Yamana Gold Inc.	2.630%	8/15/2031	3,917	3,475
					586,403
Real Estate (1.9%)
	Agree LP	4.800%	10/1/2032	4,610	4,559
	Agree LP	5.625%	6/15/2034	1,732	1,769
	Agree LP	5.600%	6/15/2035	5,655	5,804
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	4,591	4,234
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	12,999	10,881
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	8,116	6,573
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	8,105	6,843
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	3,540	3,527
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	5,679	5,539
	American Assets Trust LP	6.150%	10/1/2034	4,524	4,483
	American Homes 4 Rent LP	2.375%	7/15/2031	3,755	3,306
	American Homes 4 Rent LP	3.625%	4/15/2032	3,426	3,165
	American Homes 4 Rent LP	5.500%	2/1/2034	5,775	5,828
	American Homes 4 Rent LP	5.500%	7/15/2034	4,408	4,413
	American Homes 4 Rent LP	5.250%	3/15/2035	6,326	6,230
	American Tower Corp.	2.700%	4/15/2031	8,780	7,971
	American Tower Corp.	2.300%	9/15/2031	10,358	9,119
	American Tower Corp.	4.050%	3/15/2032	7,225	6,924
	American Tower Corp.	5.650%	3/15/2033	8,525	8,812
	American Tower Corp.	5.550%	7/15/2033	8,421	8,652
	American Tower Corp.	5.900%	11/15/2033	1,855	1,942
	American Tower Corp.	5.450%	2/15/2034	2,287	2,326
	American Tower Corp.	5.400%	1/31/2035	13,550	13,654
	American Tower Corp.	5.350%	3/15/2035	6,711	6,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	4,653	4,593
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,310	5,054
	AvalonBay Communities Inc.	2.050%	1/15/2032	8,598	7,467
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,915	6,980
	AvalonBay Communities Inc.	5.300%	12/7/2033	3,518	3,609
	AvalonBay Communities Inc.	5.350%	6/1/2034	84	86
	AvalonBay Communities Inc.	5.000%	8/1/2035	3,265	3,242
	Boston Properties LP	2.550%	4/1/2032	5,767	4,956
	Boston Properties LP	2.450%	10/1/2033	12,152	9,813
	Boston Properties LP	6.500%	1/15/2034	4,311	4,517
	Boston Properties LP	5.750%	1/15/2035	8,350	8,305
	Brixmor Operating Partnership LP	2.500%	8/16/2031	7,229	6,428
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,170	2,185
	Brixmor Operating Partnership LP	5.500%	2/15/2034	2,874	2,918
	Brixmor Operating Partnership LP	5.750%	2/15/2035	3,341	3,434
	Broadstone Net Lease LLC	2.600%	9/15/2031	3,018	2,645
	Camden Property Trust	4.900%	2/28/2036	5,550	5,384
	CBRE Services Inc.	2.500%	4/1/2031	6,365	5,690
	CBRE Services Inc.	4.900%	1/15/2033	6,127	6,052
	CBRE Services Inc.	5.950%	8/15/2034	4,915	5,117
	CBRE Services Inc.	5.500%	6/15/2035	5,741	5,793
	COPT Defense Properties LP	2.750%	4/15/2031	6,166	5,572
	COPT Defense Properties LP	2.900%	12/1/2033	4,441	3,757
	Cousins Properties LP	5.375%	2/15/2032	6,835	6,878
	Cousins Properties LP	4.875%	3/1/2033	4,541	4,367
	Cousins Properties LP	5.875%	10/1/2034	3,180	3,225
	Crown Castle Inc.	2.100%	4/1/2031	8,311	7,243
	Crown Castle Inc.	2.500%	7/15/2031	7,581	6,682
	Crown Castle Inc.	5.100%	5/1/2033	2,422	2,390
	Crown Castle Inc.	5.800%	3/1/2034	9,938	10,174
	Crown Castle Inc.	5.200%	9/1/2034	4,666	4,615
	CubeSmart LP	2.500%	2/15/2032	5,908	5,184
	CubeSmart LP	5.125%	11/1/2035	10,837	10,673
	DOC DR LLC	2.625%	11/1/2031	4,206	3,731
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	7,650	7,435
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	7,570	7,686
	Equinix Inc.	2.500%	5/15/2031	12,288	10,975
	Equinix Inc.	3.900%	4/15/2032	8,621	8,151
	ERP Operating LP	1.850%	8/1/2031	6,995	6,123
	ERP Operating LP	4.950%	6/15/2032	6,665	6,712
	ERP Operating LP	4.650%	9/15/2034	6,139	5,987
	Essential Properties LP	2.950%	7/15/2031	5,294	4,772
	Essential Properties LP	5.400%	12/1/2035	1,266	1,246
	Essex Portfolio LP	2.550%	6/15/2031	4	4
	Essex Portfolio LP	2.650%	3/15/2032	8,785	7,724
	Essex Portfolio LP	5.500%	4/1/2034	4,707	4,762
	Essex Portfolio LP	5.375%	4/1/2035	7,079	7,138
	Essex Portfolio LP	4.875%	2/15/2036	5,082	4,881
	Extra Space Storage LP	2.550%	6/1/2031	5,257	4,692
	Extra Space Storage LP	2.400%	10/15/2031	6,611	5,786
	Extra Space Storage LP	2.350%	3/15/2032	9,544	8,187
	Extra Space Storage LP	4.950%	1/15/2033	3,580	3,529
	Extra Space Storage LP	5.400%	2/1/2034	5,845	5,886
	Extra Space Storage LP	5.350%	1/15/2035	3,355	3,362
	Extra Space Storage LP	5.400%	6/15/2035	3,893	3,902
	GLP Capital LP	3.250%	1/15/2032	3,345	2,987
	GLP Capital LP	5.250%	2/15/2033	2,123	2,077
	GLP Capital LP	6.750%	12/1/2033	3,871	4,084
	GLP Capital LP	5.625%	9/15/2034	4,764	4,681
	Healthpeak OP LLC	5.250%	12/15/2032	6,324	6,364
	Healthpeak OP LLC	5.375%	2/15/2035	3,610	3,622
	Highwoods Realty LP	5.350%	1/15/2033	7,012	6,852
	Highwoods Realty LP	7.650%	2/1/2034	5,081	5,619
[2]	Host Hotels & Resorts LP	2.900%	12/15/2031	3,488	3,102
	Host Hotels & Resorts LP	5.700%	6/15/2032	5,254	5,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,298	6,367
	Host Hotels & Resorts LP	5.500%	4/15/2035	4,689	4,651
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	9,673	8,291
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	4,343	4,081
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	11,131	10,868
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,571	3,574
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	2,403	2,004
	Kilroy Realty LP	2.500%	11/15/2032	5,900	4,808
	Kilroy Realty LP	2.650%	11/15/2033	4,205	3,341
	Kimco Realty OP LLC	2.250%	12/1/2031	2,247	1,979
	Kimco Realty OP LLC	3.200%	4/1/2032	9,344	8,568
	Kimco Realty OP LLC	4.600%	2/1/2033	6,000	5,907
	Kimco Realty OP LLC	6.400%	3/1/2034	4,168	4,511
	Kimco Realty OP LLC	4.850%	3/1/2035	5,217	5,117
	Kimco Realty OP LLC	5.300%	2/1/2036	4,850	4,885
	Kite Realty Group LP	4.950%	12/15/2031	5,247	5,227
	Kite Realty Group LP	5.200%	8/15/2032	2,010	2,019
	Kite Realty Group LP	5.500%	3/1/2034	3,794	3,829
	LXP Industrial Trust	2.375%	10/1/2031	3,648	3,167
	Mid-America Apartments LP	5.300%	2/15/2032	4,041	4,156
	Mid-America Apartments LP	4.650%	1/15/2033	3,047	2,996
	Mid-America Apartments LP	5.000%	3/15/2034	3,235	3,215
	Mid-America Apartments LP	4.950%	3/1/2035	2,545	2,514
	NNN REIT Inc.	5.600%	10/15/2033	6,155	6,329
	NNN REIT Inc.	5.500%	6/15/2034	5,005	5,081
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	8,563	7,529
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	105	93
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	4,541	4,562
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	2,879	2,786
	Piedmont Operating Partnership LP	2.750%	4/1/2032	3,336	2,800
	Prologis LP	2.250%	1/15/2032	3,424	3,007
	Prologis LP	4.625%	1/15/2033	8,364	8,267
	Prologis LP	4.750%	6/15/2033	8,793	8,717
	Prologis LP	5.125%	1/15/2034	8,819	8,914
	Prologis LP	5.000%	3/15/2034	7,686	7,695
	Prologis LP	5.000%	1/31/2035	3,956	3,939
	Prologis LP	5.250%	5/15/2035	10,956	11,133
	Public Storage Operating Co.	2.250%	11/9/2031	12,832	11,370
	Public Storage Operating Co.	5.100%	8/1/2033	7,337	7,495
	Public Storage Operating Co.	5.000%	7/1/2035	4,870	4,878
	Rayonier LP	2.750%	5/17/2031	5,295	4,764
	Realty Income Corp.	2.700%	2/15/2032	70	62
	Realty Income Corp.	5.625%	10/13/2032	10,253	10,696
	Realty Income Corp.	2.850%	12/15/2032	6,828	6,053
	Realty Income Corp.	4.500%	2/1/2033	8,453	8,247
[4]	Realty Income Corp.	4.750%	4/15/2033	3,775	3,720
	Realty Income Corp.	4.900%	7/15/2033	7,023	7,007
	Realty Income Corp.	5.125%	2/15/2034	7,556	7,608
	Realty Income Corp.	5.125%	4/15/2035	7,800	7,803
	Regency Centers LP	5.000%	7/15/2032	50	50
	Regency Centers LP	4.500%	3/15/2033	1,961	1,912
	Regency Centers LP	5.250%	1/15/2034	4,310	4,354
	Regency Centers LP	5.100%	1/15/2035	1,260	1,255
	Rexford Industrial Realty LP	2.150%	9/1/2031	9,669	8,392
	Sabra Health Care LP	3.200%	12/1/2031	5,688	5,136
	Safehold GL Holdings LLC	2.800%	6/15/2031	7,221	6,544
	Safehold GL Holdings LLC	5.650%	1/15/2035	6,498	6,582
	Simon Property Group LP	2.250%	1/15/2032	8,395	7,336
	Simon Property Group LP	2.650%	2/1/2032	850	758
	Simon Property Group LP	5.500%	3/8/2033	4,080	4,229
	Simon Property Group LP	6.250%	1/15/2034	5,603	6,019
	Simon Property Group LP	4.750%	9/26/2034	9,665	9,461
	Simon Property Group LP	5.125%	10/1/2035	14,629	14,648
	Store Capital LLC	2.700%	12/1/2031	3,643	3,171
	Sun Communities Operating LP	2.700%	7/15/2031	8,198	7,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sun Communities Operating LP	4.200%	4/15/2032	6,215	5,919
	Tanger Properties LP	2.750%	9/1/2031	4,716	4,214
	UDR Inc.	3.000%	8/15/2031	5,265	4,823
[2]	UDR Inc.	2.100%	8/1/2032	2,673	2,261
[2]	UDR Inc.	1.900%	3/15/2033	4,808	3,937
[2]	UDR Inc.	2.100%	6/15/2033	2,395	1,971
	UDR Inc.	5.125%	9/1/2034	4,342	4,313
	Ventas Realty LP	5.100%	7/15/2032	4,587	4,611
	Ventas Realty LP	5.625%	7/1/2034	5,798	5,942
	Ventas Realty LP	5.000%	1/15/2035	4,864	4,776
	Ventas Realty LP	5.000%	2/15/2036	5,000	4,886
	VICI Properties LP	5.125%	11/15/2031	7,894	7,834
	VICI Properties LP	5.125%	5/15/2032	16,875	16,644
	VICI Properties LP	5.750%	4/1/2034	3,225	3,256
	VICI Properties LP	5.625%	4/1/2035	4,894	4,868
	Welltower OP LLC	2.750%	1/15/2032	5,807	5,220
	Welltower OP LLC	3.850%	6/15/2032	3,468	3,306
	Welltower OP LLC	5.125%	7/1/2035	11,963	11,985
	Weyerhaeuser Co.	7.375%	3/15/2032	460	513
	Weyerhaeuser Co.	3.375%	3/9/2033	10,276	9,265
	WP Carey Inc.	2.450%	2/1/2032	4,550	3,966
	WP Carey Inc.	2.250%	4/1/2033	3,326	2,757
					956,866
Technology (3.3%)
	Accenture Capital Inc.	4.250%	10/4/2031	13,305	13,147
	Accenture Capital Inc.	4.500%	10/4/2034	16,195	15,665
	Adobe Inc.	5.300%	1/17/2035	6,095	6,232
	Advanced Micro Devices Inc.	3.924%	6/1/2032	4,650	4,535
	Analog Devices Inc.	2.100%	10/1/2031	13,908	12,267
	Apple Inc.	1.700%	8/5/2031	8,057	7,106
	Apple Inc.	4.500%	5/12/2032	5,341	5,415
	Apple Inc.	3.350%	8/8/2032	13,267	12,636
	Apple Inc.	4.750%	5/12/2035	10,478	10,637
	Applied Materials Inc.	5.100%	10/1/2035	4,625	4,694
	Arrow Electronics Inc.	2.950%	2/15/2032	5,095	4,501
	Arrow Electronics Inc.	5.875%	4/10/2034	4,005	4,106
	Atlassian Corp.	5.500%	5/15/2034	4,380	4,287
	Autodesk Inc.	2.400%	12/15/2031	12,393	10,884
	Autodesk Inc.	5.300%	6/15/2035	4,566	4,571
	Automatic Data Processing Inc.	4.750%	5/8/2032	9,236	9,330
	Automatic Data Processing Inc.	4.450%	9/9/2034	5,818	5,702
	Avnet Inc.	5.500%	6/1/2032	4,851	4,913
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	6,852	6,993
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	230	232
[2]	Broadcom Inc.	4.550%	2/15/2032	7,214	7,151
[3]	Broadcom Inc.	4.150%	4/15/2032	4,345	4,205
	Broadcom Inc.	5.200%	4/15/2032	14,746	15,093
	Broadcom Inc.	4.900%	7/15/2032	15,543	15,683
	Broadcom Inc.	4.300%	11/15/2032	9,166	8,925
	Broadcom Inc.	4.600%	1/15/2033	10,063	9,915
	Broadcom Inc.	2.600%	2/15/2033	17,115	14,951
	Broadcom Inc.	3.419%	4/15/2033	32,299	29,543
	Broadcom Inc.	3.469%	4/15/2034	28,776	25,933
	Broadcom Inc.	4.800%	10/15/2034	11,520	11,344
	Broadcom Inc.	5.200%	7/15/2035	34,323	34,574
[3]	Broadcom Inc.	3.137%	11/15/2035	22,643	19,239
	Broadcom Inc.	4.950%	1/15/2036	11,369	11,231
	Broadcom Inc.	4.800%	2/15/2036	38,516	37,518
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,386	9,246
	Cadence Design Systems Inc.	4.700%	9/10/2034	9,792	9,616
	CDW LLC	3.569%	12/1/2031	12,282	11,220
	CDW LLC	5.550%	8/22/2034	4,445	4,369
	CGI Inc.	2.300%	9/14/2031	4,855	4,241
	Cintas Corp. No. 2	4.000%	5/1/2032	7,384	7,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	4.950%	2/24/2032	10,027	10,219
	Cisco Systems Inc.	5.050%	2/26/2034	20,719	21,007
	Cisco Systems Inc.	5.100%	2/24/2035	17,712	17,946
	Concentrix Corp.	6.850%	8/2/2033	2,455	2,291
	Dell International LLC	5.300%	4/1/2032	8,745	8,883
	Dell International LLC	4.750%	10/6/2032	10,268	10,118
	Dell International LLC	5.400%	4/15/2034	11,156	11,256
	Dell International LLC	4.850%	2/1/2035	14,796	14,310
	Dell International LLC	5.500%	4/1/2035	9,038	9,148
	Dell International LLC	5.100%	2/15/2036	11,905	11,638
	Equifax Inc.	2.350%	9/15/2031	12,888	11,305
	Fidelity National Information Services Inc.	5.100%	7/15/2032	6,835	6,807
	Fiserv Inc.	5.600%	3/2/2033	7,777	7,860
	Fiserv Inc.	5.625%	8/21/2033	11,625	11,735
	Fiserv Inc.	5.450%	3/15/2034	6,978	6,933
	Fiserv Inc.	5.150%	8/12/2034	10,355	10,055
	Fiserv Inc.	5.250%	8/11/2035	15,065	14,646
	Flex Ltd.	5.250%	1/15/2032	7,368	7,392
	Flex Ltd.	5.375%	11/13/2035	4,163	4,098
	Gartner Inc.	5.600%	11/20/2035	5,030	4,761
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	10,963	10,887
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	4,584	4,556
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	17,570	16,996
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	5,760	6,103
	HP Inc.	2.650%	6/17/2031	11,855	10,543
	HP Inc.	4.200%	4/15/2032	5,896	5,606
	HP Inc.	5.500%	1/15/2033	424	429
	HP Inc.	6.100%	4/25/2035	9,118	9,476
	Hubbell Inc.	4.800%	11/15/2035	2,699	2,628
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	6,160	6,078
	Intel Corp.	2.000%	8/12/2031	14,448	12,510
	Intel Corp.	4.150%	8/5/2032	13,451	12,821
	Intel Corp.	4.000%	12/15/2032	3,275	3,082
	Intel Corp.	5.200%	2/10/2033	26,539	26,744
	Intel Corp.	5.150%	2/21/2034	781	779
	International Business Machines Corp.	2.720%	2/9/2032	550	493
[2]	International Business Machines Corp.	5.000%	2/10/2032	12,019	12,119
	International Business Machines Corp.	4.400%	7/27/2032	6,006	5,880
	International Business Machines Corp.	5.875%	11/29/2032	4,218	4,479
	International Business Machines Corp.	4.600%	2/3/2033	5,762	5,652
	International Business Machines Corp.	4.750%	2/6/2033	6,620	6,582
[2]	International Business Machines Corp.	5.200%	2/10/2035	8,380	8,419
	International Business Machines Corp.	4.950%	2/3/2036	9,440	9,197
	Intuit Inc.	5.200%	9/15/2033	10,852	11,036
	Jabil Inc.	4.750%	2/1/2033	1,647	1,602
	Juniper Networks Inc.	2.000%	12/10/2030	2,392	2,102
	KLA Corp.	4.650%	7/15/2032	8,452	8,490
	KLA Corp.	4.700%	2/1/2034	5,205	5,164
	Kyndryl Holdings Inc.	3.150%	10/15/2031	8,338	6,955
	Kyndryl Holdings Inc.	6.350%	2/20/2034	4,565	4,237
	Leidos Inc.	5.400%	3/15/2032	3,922	3,994
	Leidos Inc.	5.750%	3/15/2033	6,867	7,121
	Leidos Inc.	5.500%	3/15/2035	930	944
	Leidos Inc.	5.000%	3/15/2036	10,913	10,550
	Marvell Technology Inc.	2.950%	4/15/2031	4,369	4,010
	Marvell Technology Inc.	5.950%	9/15/2033	4,296	4,526
	Marvell Technology Inc.	5.450%	7/15/2035	6,135	6,233
	Micron Technology Inc.	2.703%	4/15/2032	8,108	7,312
	Micron Technology Inc.	5.875%	2/9/2033	10,079	10,747
	Micron Technology Inc.	5.875%	9/15/2033	10,475	11,195
	Micron Technology Inc.	5.800%	1/15/2035	12,220	13,011
	Micron Technology Inc.	6.050%	11/1/2035	8,802	9,494
	Microsoft Corp.	4.200%	11/3/2035	110	108
	Moody's Corp.	2.000%	8/19/2031	6,402	5,636
	Moody's Corp.	4.250%	8/8/2032	4,547	4,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	5.000%	8/5/2034	5,150	5,147
	Motorola Solutions Inc.	2.750%	5/24/2031	10,524	9,563
	Motorola Solutions Inc.	5.600%	6/1/2032	5,615	5,820
	Motorola Solutions Inc.	5.200%	8/15/2032	5,530	5,608
	Motorola Solutions Inc.	5.400%	4/15/2034	7,805	7,900
	Motorola Solutions Inc.	5.550%	8/15/2035	9,075	9,278
	MSCI Inc.	5.250%	9/1/2035	11,155	10,928
	MSCI Inc.	5.150%	3/15/2036	4,900	4,750
	NetApp Inc.	5.500%	3/17/2032	6,712	6,860
	NetApp Inc.	5.700%	3/17/2035	5,453	5,554
	Nordson Corp.	5.800%	9/15/2033	4,349	4,520
	NVIDIA Corp.	2.000%	6/15/2031	6,731	6,032
	NXP BV	2.500%	5/11/2031	12,067	10,836
	NXP BV	2.650%	2/15/2032	9,579	8,454
	NXP BV	5.000%	1/15/2033	5,525	5,500
	NXP BV	5.250%	8/19/2035	9,601	9,548
	Oracle Corp.	2.875%	3/25/2031	12,480	11,090
	Oracle Corp.	5.250%	2/3/2032	13,146	12,924
	Oracle Corp.	4.800%	9/26/2032	28,401	27,024
	Oracle Corp.	6.250%	11/9/2032	16,982	17,425
	Oracle Corp.	4.900%	2/6/2033	9,529	9,027
	Oracle Corp.	5.350%	5/4/2033	27,726	26,977
	Oracle Corp.	4.300%	7/8/2034	11,035	9,788
	Oracle Corp.	4.700%	9/27/2034	19,085	17,409
	Oracle Corp.	3.900%	5/15/2035	10,125	8,563
	Oracle Corp.	5.500%	8/3/2035	11,869	11,339
	Oracle Corp.	5.200%	9/26/2035	48,932	45,861
	Oracle Corp.	5.700%	2/4/2036	59,768	57,462
	Paychex Inc.	5.350%	4/15/2032	12,555	12,620
	Paychex Inc.	5.600%	4/15/2035	10,788	10,837
	QUALCOMM Inc.	1.650%	5/20/2032	13,155	11,139
	QUALCOMM Inc.	4.250%	5/20/2032	3,196	3,143
	QUALCOMM Inc.	4.750%	5/20/2032	3,339	3,357
	QUALCOMM Inc.	5.400%	5/20/2033	7,448	7,749
	QUALCOMM Inc.	4.650%	5/20/2035	9,435	9,282
	QUALCOMM Inc.	5.000%	5/20/2035	10,445	10,428
	Quanta Services Inc.	4.500%	1/15/2031	3,192	3,167
	Quanta Services Inc.	2.350%	1/15/2032	6,456	5,626
	Quanta Services Inc.	5.250%	8/9/2034	7,988	8,038
	Quanta Services Inc.	5.100%	8/9/2035	7,191	7,093
	RELX Capital Inc.	4.750%	5/20/2032	5,052	5,037
	RELX Capital Inc.	5.250%	3/27/2035	3,488	3,529
	Roper Technologies Inc.	4.750%	2/15/2032	4,250	4,196
	Roper Technologies Inc.	4.900%	10/15/2034	9,379	9,057
	Roper Technologies Inc.	5.100%	9/15/2035	10,283	9,983
	S&P Global Inc.	2.900%	3/1/2032	13,105	11,957
	S&P Global Inc.	5.250%	9/15/2033	5,292	5,447
[3]	S&P Global Inc.	4.800%	12/4/2035	1,279	1,253
	Salesforce Inc.	1.950%	7/15/2031	15,916	13,882
	Salesforce Inc.	4.900%	9/15/2031	17,514	17,490
	Salesforce Inc.	5.200%	3/15/2033	25,200	25,155
	Salesforce Inc.	5.550%	3/15/2036	41,300	41,175
	Skyworks Solutions Inc.	3.000%	6/1/2031	7,146	6,381
	Synopsys Inc.	5.000%	4/1/2032	12,673	12,782
	Synopsys Inc.	5.150%	4/1/2035	21,834	21,874
	TD SYNNEX Corp.	6.100%	4/12/2034	3,045	3,144
	TD SYNNEX Corp.	5.300%	10/10/2035	8,350	8,088
	Texas Instruments Inc.	1.900%	9/15/2031	6,699	5,891
	Texas Instruments Inc.	4.900%	3/14/2033	7,450	7,578
	Texas Instruments Inc.	4.850%	2/8/2034	11,323	11,421
	Texas Instruments Inc.	5.100%	5/23/2035	4,233	4,287
	TSMC Arizona Corp.	2.500%	10/25/2031	13,567	12,286
	TSMC Arizona Corp.	4.250%	4/22/2032	8,415	8,346
	Verisk Analytics Inc.	5.750%	4/1/2033	4,920	5,096
	Verisk Analytics Inc.	5.250%	6/5/2034	3,425	3,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	5.250%	3/15/2035	6,076	6,024
	Verisk Analytics Inc.	5.125%	3/15/2036	4,850	4,741
	VMware LLC	2.200%	8/15/2031	16,980	14,918
	Workday Inc.	3.800%	4/1/2032	12,908	11,982
					1,722,433
Utilities (3.6%)
[2]	AEP Texas Inc.	2.100%	7/1/2030	5,745	5,202
	AEP Texas Inc.	4.700%	5/15/2032	5,310	5,248
	AEP Texas Inc.	5.400%	6/1/2033	5,238	5,320
	AEP Texas Inc.	5.700%	5/15/2034	3,914	4,039
[2]	AEP Texas Inc.	5.200%	4/15/2036	1,533	1,509
	AEP Transmission Co. LLC	5.150%	4/1/2034	4,420	4,454
	AES Corp.	2.450%	1/15/2031	10,363	9,179
	AES Corp.	5.800%	3/15/2032	9,546	9,605
	Alabama Power Co.	3.050%	3/15/2032	6,031	5,543
	Alabama Power Co.	3.940%	9/1/2032	3,635	3,496
	Alabama Power Co.	5.850%	11/15/2033	5,329	5,635
	Alabama Power Co.	5.100%	4/2/2035	1,780	1,796
	Alliant Energy Corp.	5.750%	4/1/2056	5,435	5,281
	Ameren Corp.	3.500%	1/15/2031	6,993	6,640
	Ameren Corp.	5.375%	3/15/2035	14,393	14,553
	Ameren Illinois Co.	3.850%	9/1/2032	2,849	2,711
	Ameren Illinois Co.	4.950%	6/1/2033	7,783	7,833
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,020	3,189
	American Electric Power Co. Inc.	5.625%	3/1/2033	9,670	10,006
	American Electric Power Co. Inc.	6.950%	12/15/2054	3,481	3,680
[2]	American Electric Power Co. Inc.	5.800%	3/15/2056	1,810	1,787
[2]	American Electric Power Co. Inc.	6.050%	3/15/2056	7,710	7,644
	American Water Capital Corp.	2.300%	6/1/2031	6,385	5,718
	American Water Capital Corp.	4.450%	6/1/2032	5,851	5,759
	American Water Capital Corp.	5.150%	3/1/2034	8,541	8,682
	American Water Capital Corp.	5.250%	3/1/2035	3,562	3,620
[4]	American Water Capital Corp.	5.200%	4/1/2036	5,500	5,505
[2]	Appalachian Power Co.	2.700%	4/1/2031	6,100	5,550
[2]	Appalachian Power Co.	4.500%	8/1/2032	5,730	5,595
	Appalachian Power Co.	5.650%	4/1/2034	3,365	3,466
	Arizona Public Service Co.	6.350%	12/15/2032	2,823	3,028
	Arizona Public Service Co.	5.550%	8/1/2033	6,103	6,264
	Arizona Public Service Co.	5.700%	8/15/2034	6,682	6,922
	Arizona Public Service Co.	5.100%	3/15/2036	2,648	2,602
	Atmos Energy Corp.	5.450%	10/15/2032	1,800	1,872
	Atmos Energy Corp.	5.900%	11/15/2033	10,851	11,598
[2]	Atmos Energy Corp.	5.200%	8/15/2035	3,477	3,547
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	8,306	7,433
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	4,012	4,082
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	11,620	11,915
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	8,525	7,388
	Black Hills Corp.	4.350%	5/1/2033	4,259	4,050
	Black Hills Corp.	6.150%	5/15/2034	5,470	5,756
	Black Hills Corp.	6.000%	1/15/2035	4,140	4,296
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,573	4,123
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	3,700	3,371
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	10,197	10,246
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	5,150	5,214
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	5,165	5,152
[2]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	6,167	6,109
[2]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,890	1,852
[2]	CenterPoint Energy Inc.	6.850%	2/15/2055	3,595	3,763
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,091	6,016
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	6,240	5,536
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	176	173
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	5,690	5,816
[2]	CMS Energy Corp.	4.750%	6/1/2050	3,210	3,106
	CMS Energy Corp.	6.500%	6/1/2055	7,493	7,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Commonwealth Edison Co.	3.150%	3/15/2032	4,810	4,447
	Commonwealth Edison Co.	4.900%	2/1/2033	2,535	2,557
	Commonwealth Edison Co.	5.300%	6/1/2034	4,355	4,472
[2]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,020	6,203
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,800	3,810
	Connecticut Light & Power Co.	4.950%	8/15/2034	4,155	4,121
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	3,609	3,263
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	5,007	5,144
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7,973	8,269
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	2,036	2,084
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	6,685	6,715
	Constellation Energy Generation LLC	5.800%	3/1/2033	4,628	4,855
	Constellation Energy Generation LLC	6.125%	1/15/2034	6,558	7,009
	Consumers Energy Co.	3.600%	8/15/2032	9,093	8,567
	Consumers Energy Co.	4.625%	5/15/2033	1,860	1,843
	Consumers Energy Co.	5.050%	5/15/2035	7,913	7,949
[2]	Dominion Energy Inc.	2.250%	8/15/2031	5,660	4,997
[2]	Dominion Energy Inc.	4.350%	8/15/2032	10,855	10,507
	Dominion Energy Inc.	5.375%	11/15/2032	7,646	7,824
[2]	Dominion Energy Inc.	5.250%	8/1/2033	6,327	6,390
	Dominion Energy Inc.	5.450%	3/15/2035	5,587	5,637
[2]	Dominion Energy Inc.	5.950%	6/15/2035	5,542	5,767
[2]	Dominion Energy Inc.	7.000%	6/1/2054	10,046	10,628
	Dominion Energy Inc.	6.625%	5/15/2055	13,798	13,941
[2]	Dominion Energy Inc.	6.000%	2/15/2056	6,240	6,188
	Dominion Energy Inc.	6.200%	2/15/2056	8,585	8,515
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	4,668	4,129
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,517	2,765
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	3,170	3,261
[2]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	5,040	5,141
[2]	DTE Electric Co.	2.625%	3/1/2031	6,359	5,847
[2]	DTE Electric Co.	3.000%	3/1/2032	5,522	5,082
	DTE Electric Co.	5.200%	4/1/2033	3,601	3,696
	DTE Electric Co.	5.200%	3/1/2034	5,006	5,121
	DTE Electric Co.	5.250%	5/15/2035	8,160	8,279
[2]	DTE Electric Co.	4.850%	3/1/2036	2,226	2,184
	DTE Energy Co.	5.850%	6/1/2034	10,297	10,788
	DTE Energy Co.	5.050%	10/1/2035	6,196	6,108
	Duke Energy Carolinas LLC	2.550%	4/15/2031	9,016	8,252
	Duke Energy Carolinas LLC	2.850%	3/15/2032	6,259	5,693
	Duke Energy Carolinas LLC	4.950%	1/15/2033	11,691	11,874
	Duke Energy Carolinas LLC	4.850%	1/15/2034	3,140	3,139
[2]	Duke Energy Carolinas LLC	5.250%	3/15/2035	5,724	5,824
	Duke Energy Corp.	2.550%	6/15/2031	11,429	10,279
	Duke Energy Corp.	4.500%	8/15/2032	12,776	12,582
	Duke Energy Corp.	5.750%	9/15/2033	6,840	7,127
	Duke Energy Corp.	5.450%	6/15/2034	11,496	11,774
	Duke Energy Corp.	4.950%	9/15/2035	6,205	6,059
	Duke Energy Corp.	6.450%	9/1/2054	11,714	12,073
	Duke Energy Florida LLC	2.400%	12/15/2031	7,132	6,371
	Duke Energy Florida LLC	5.875%	11/15/2033	1,800	1,910
	Duke Energy Florida LLC	4.850%	12/1/2035	5,318	5,225
	Duke Energy Indiana LLC	5.250%	3/1/2034	3,513	3,596
[2]	Duke Energy Indiana LLC	4.950%	3/15/2036	631	621
	Duke Energy Ohio Inc.	5.250%	4/1/2033	5,626	5,754
	Duke Energy Ohio Inc.	5.300%	6/15/2035	8,351	8,464
	Duke Energy Progress LLC	2.000%	8/15/2031	4,907	4,327
	Duke Energy Progress LLC	5.250%	3/15/2033	4,046	4,168
	Duke Energy Progress LLC	5.100%	3/15/2034	4,845	4,933
	Duke Energy Progress LLC	5.050%	3/15/2035	11,223	11,256
	Edison International	5.250%	3/15/2032	7,532	7,458
	Entergy Arkansas LLC	5.150%	1/15/2033	4,345	4,421
	Entergy Arkansas LLC	5.300%	9/15/2033	2,290	2,349
	Entergy Arkansas LLC	5.450%	6/1/2034	4,035	4,157
	Entergy Arkansas LLC	4.950%	1/15/2036	4,594	4,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.400%	6/15/2031	9,926	8,823
[2]	Entergy Corp.	5.875%	6/15/2056	5,200	5,131
	Entergy Louisiana LLC	3.050%	6/1/2031	5,322	4,951
	Entergy Louisiana LLC	2.350%	6/15/2032	3,873	3,393
	Entergy Louisiana LLC	4.000%	3/15/2033	275	261
	Entergy Louisiana LLC	5.350%	3/15/2034	3,701	3,804
	Entergy Louisiana LLC	5.150%	9/15/2034	4,265	4,302
	Entergy Louisiana LLC	4.900%	4/15/2036	5,848	5,707
	Entergy Mississippi LLC	5.000%	9/1/2033	885	889
	Entergy Mississippi LLC	5.050%	4/15/2036	1,684	1,657
	Entergy Texas Inc.	5.250%	4/15/2035	5,227	5,278
	Essential Utilities Inc.	5.375%	1/15/2034	5,950	6,037
	Essential Utilities Inc.	5.125%	3/15/2036	1,100	1,085
	Evergy Kansas Central Inc.	5.250%	3/15/2035	5,663	5,709
	Evergy Metro Inc.	4.950%	4/15/2033	3,466	3,486
	Evergy Metro Inc.	5.400%	4/1/2034	5,740	5,902
	Evergy Metro Inc.	5.125%	8/15/2035	4,141	4,122
	Eversource Energy	2.550%	3/15/2031	2,655	2,391
	Eversource Energy	5.850%	4/15/2031	6,880	7,190
	Eversource Energy	3.375%	3/1/2032	6,451	5,916
	Eversource Energy	5.125%	5/15/2033	11,318	11,293
	Eversource Energy	5.950%	7/15/2034	7,052	7,350
[2]	Eversource Energy	6.100%	8/15/2056	3,046	3,007
	Exelon Corp.	5.125%	3/15/2031	8,386	8,539
	Exelon Corp.	3.350%	3/15/2032	460	425
	Exelon Corp.	5.300%	3/15/2033	6,270	6,419
	Exelon Corp.	5.450%	3/15/2034	7,343	7,513
	Exelon Corp.	5.625%	6/15/2035	4,405	4,516
	Exelon Corp.	4.950%	3/15/2036	4,833	4,688
	Exelon Corp.	6.500%	3/15/2055	8,515	8,670
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,520	2,475
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,400	3,348
	Florida Power & Light Co.	2.450%	2/3/2032	15,956	14,269
	Florida Power & Light Co.	5.100%	4/1/2033	7,827	7,979
	Florida Power & Light Co.	4.800%	5/15/2033	7,762	7,777
	Florida Power & Light Co.	5.625%	4/1/2034	2,328	2,433
	Florida Power & Light Co.	5.300%	6/15/2034	6,521	6,701
	Florida Power & Light Co.	4.950%	6/1/2035	335	334
	Florida Power & Light Co.	4.700%	2/15/2036	3,832	3,739
	Georgia Power Co.	4.850%	3/15/2031	4,558	4,622
	Georgia Power Co.	4.700%	5/15/2032	4,503	4,512
	Georgia Power Co.	4.950%	5/17/2033	12,201	12,309
	Georgia Power Co.	5.250%	3/15/2034	2,506	2,560
	Georgia Power Co.	5.200%	3/15/2035	14,345	14,560
	Idaho Power Co.	4.850%	3/1/2036	3,215	3,147
	Interstate Power & Light Co.	5.700%	10/15/2033	3,525	3,672
	Interstate Power & Light Co.	4.950%	9/30/2034	2,211	2,177
	Interstate Power & Light Co.	5.600%	6/29/2035	6,305	6,465
	IPALCO Enterprises Inc.	5.750%	4/1/2034	3,290	3,249
	Jersey Central Power & Light Co.	5.100%	1/15/2035	6,234	6,239
[2]	Kentucky Utilities Co.	5.450%	4/15/2033	3,814	3,937
[2]	Louisville Gas & Electric Co.	5.450%	4/15/2033	3,605	3,725
	MidAmerican Energy Co.	6.750%	12/30/2031	6,397	7,094
[2]	MidAmerican Energy Co.	5.750%	11/1/2035	360	378
	National Fuel Gas Co.	5.950%	3/15/2035	6,948	7,198
	National Grid plc	5.809%	6/12/2033	8,332	8,698
	National Grid plc	5.418%	1/11/2034	4,858	4,953
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,288	5,394
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	2,524	2,172
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	5,330	4,772
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	2,485	2,398
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	11,801	12,496
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	3,078	3,094
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	5,722	5,046
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	17,701	18,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	7,815	7,876
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	6,895	6,964
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	6,877	6,961
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	20,403	20,784
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	7,035	7,294
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	2,500	2,538
[2]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	8,075	8,323
	NiSource Inc.	5.400%	6/30/2033	3,557	3,644
	NiSource Inc.	5.350%	4/1/2034	6,863	6,983
	NiSource Inc.	5.350%	7/15/2035	14,878	14,991
	NiSource Inc.	6.375%	3/31/2055	4,519	4,615
	NiSource Inc.	5.750%	7/15/2056	8,700	8,554
	Northern States Power Co.	2.250%	4/1/2031	3,277	2,951
	Northern States Power Co.	5.050%	5/15/2035	11,593	11,679
	Northern States Power Co.	4.850%	5/15/2036	1,286	1,270
	Northwest Natural Holding Co.	7.000%	9/15/2055	2,800	2,827
	NSTAR Electric Co.	5.400%	6/1/2034	4,262	4,359
	NSTAR Electric Co.	5.200%	3/1/2035	6,813	6,864
[2]	Ohio Power Co.	1.625%	1/15/2031	9,898	8,591
	Ohio Power Co.	5.000%	6/1/2033	3,775	3,763
	Ohio Power Co.	5.650%	6/1/2034	5,202	5,345
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	3,476	3,578
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	5,072	4,918
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	7,452	7,364
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	365	414
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	11,873	12,451
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	6,465	6,605
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,784	2,497
	Pacific Gas & Electric Co.	3.250%	6/1/2031	7,784	7,179
	Pacific Gas & Electric Co.	4.400%	3/1/2032	5,521	5,335
	Pacific Gas & Electric Co.	5.900%	6/15/2032	11,406	11,799
	Pacific Gas & Electric Co.	5.050%	10/15/2032	8,230	8,177
	Pacific Gas & Electric Co.	6.150%	1/15/2033	6,635	6,944
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,597	7,003
	Pacific Gas & Electric Co.	6.950%	3/15/2034	12,300	13,478
	Pacific Gas & Electric Co.	5.800%	5/15/2034	9,178	9,399
	Pacific Gas & Electric Co.	5.700%	3/1/2035	8,426	8,535
	Pacific Gas & Electric Co.	5.200%	5/1/2036	5,567	5,427
	PacifiCorp	5.450%	4/15/2033	3,785	3,795
	PacifiCorp	5.450%	2/15/2034	10,334	10,301
	PECO Energy Co.	4.875%	9/15/2035	8,216	8,138
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	785	771
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	6,443	5,812
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	2,764	2,834
	Potomac Electric Power Co.	5.200%	3/15/2034	2,300	2,343
	PPL Capital Funding Inc.	5.250%	9/1/2034	6,516	6,565
	PPL Electric Utilities Corp.	5.000%	5/15/2033	5,128	5,189
	PPL Electric Utilities Corp.	4.850%	2/15/2034	3,835	3,829
	Progress Energy Inc.	7.000%	10/30/2031	6,919	7,609
[2]	Public Service Co. of Colorado	4.100%	6/1/2032	5,244	5,099
	Public Service Co. of Colorado	5.350%	5/15/2034	5,860	5,964
	Public Service Co. of Colorado	5.150%	9/15/2035	11,029	10,988
	Public Service Co. of New Hampshire	5.350%	10/1/2033	4,986	5,142
	Public Service Co. of Oklahoma	5.200%	1/15/2035	6,829	6,797
[2]	Public Service Electric & Gas Co.	1.900%	8/15/2031	2,918	2,557
[2]	Public Service Electric & Gas Co.	3.100%	3/15/2032	9,868	9,091
[2]	Public Service Electric & Gas Co.	4.900%	12/15/2032	4,210	4,260
[2]	Public Service Electric & Gas Co.	4.650%	3/15/2033	7,862	7,780
	Public Service Electric & Gas Co.	5.200%	8/1/2033	3,265	3,341
[2]	Public Service Electric & Gas Co.	5.200%	3/1/2034	4,235	4,307
	Public Service Electric & Gas Co.	4.850%	8/1/2034	6,157	6,110
[2]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,206	2,219
	Public Service Electric & Gas Co.	4.900%	8/15/2035	4,403	4,372
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	75	67
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	2,482	2,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	5,380	5,440
	Puget Energy Inc.	5.725%	3/15/2035	7,425	7,484
	Puget Sound Energy Inc.	5.330%	6/15/2034	6,025	6,135
[2]	San Diego Gas & Electric Co.	3.000%	3/15/2032	4,280	3,895
	San Diego Gas & Electric Co.	5.400%	4/15/2035	8,285	8,426
[2]	San Diego Gas & Electric Co.	5.200%	3/15/2036	5,740	5,723
	Sempra	5.500%	8/1/2033	7,931	8,171
	Sempra	5.250%	3/15/2036	5,426	5,348
	Sempra	6.400%	10/1/2054	12,474	12,404
	Sempra	6.550%	4/1/2055	7,654	7,601
	Sempra	6.375%	4/1/2056	2,226	2,232
	Sierra Pacific Power Co.	6.375%	9/15/2056	3,850	3,803
[2]	Southern California Edison Co.	2.500%	6/1/2031	4,231	3,778
	Southern California Edison Co.	5.450%	6/1/2031	7,372	7,544
	Southern California Edison Co.	2.750%	2/1/2032	5,751	5,129
	Southern California Edison Co.	5.950%	11/1/2032	7,315	7,673
	Southern California Edison Co.	4.800%	3/15/2033	5,495	5,397
	Southern California Edison Co.	6.000%	1/15/2034	5,285	5,519
	Southern California Edison Co.	5.200%	6/1/2034	8,715	8,655
	Southern California Edison Co.	5.450%	3/1/2035	9,331	9,379
	Southern California Edison Co.	5.625%	2/1/2036	2,670	2,672
	Southern California Gas Co.	5.200%	6/1/2033	3,162	3,223
	Southern California Gas Co.	5.050%	9/1/2034	5,565	5,591
	Southern California Gas Co.	5.450%	6/15/2035	5,510	5,651
	Southern Co.	5.700%	10/15/2032	5,389	5,640
	Southern Co.	5.200%	6/15/2033	12,580	12,713
	Southern Co.	5.700%	3/15/2034	7,168	7,435
	Southern Co.	4.850%	3/15/2035	11,690	11,379
[2]	Southern Co.	6.375%	3/15/2055	16,457	16,889
	Southern Co.	6.000%	4/1/2058	1,700	1,708
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	5,764	5,852
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,649	4,832
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	5,655	5,582
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,295	1,278
[2]	Southern Power Co.	4.900%	10/1/2035	2,430	2,357
	Southwest Gas Corp.	4.050%	3/15/2032	5,003	4,780
	Southwestern Electric Power Co.	5.300%	4/1/2033	6,365	6,463
	Southwestern Electric Power Co.	5.200%	4/1/2036	2,583	2,541
	Southwestern Public Service Co.	5.300%	5/15/2035	6,960	6,991
	Spire Inc.	4.600%	9/1/2031	1,250	1,235
	Spire Inc.	6.250%	6/1/2056	2,845	2,808
	Spire Missouri Inc.	4.800%	2/15/2033	3,172	3,163
[2]	Spire Missouri Inc.	5.150%	8/15/2034	2,702	2,729
	System Energy Resources Inc.	5.300%	12/15/2034	6,106	6,086
	Tampa Electric Co.	5.150%	3/1/2035	4,611	4,621
	Tucson Electric Power Co.	3.250%	5/15/2032	3,319	3,045
	Tucson Electric Power Co.	5.200%	9/15/2034	3,561	3,591
	Union Electric Co.	2.150%	3/15/2032	6,087	5,313
	Union Electric Co.	5.200%	4/1/2034	4,625	4,701
	Union Electric Co.	5.250%	4/15/2035	3,605	3,651
	Union Electric Co.	4.800%	3/15/2036	1,125	1,098
	Virginia Electric & Power Co.	2.300%	11/15/2031	5,972	5,286
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,655	4,105
	Virginia Electric & Power Co.	5.000%	4/1/2033	5,382	5,414
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,904	6,032
	Virginia Electric & Power Co.	5.050%	8/15/2034	6,286	6,280
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,413	6,400
[2]	Virginia Electric & Power Co.	4.900%	9/15/2035	6,203	6,068
	Virginia Electric & Power Co.	4.950%	3/15/2036	7,770	7,571
	WEC Energy Group Inc.	5.625%	5/15/2056	5,225	5,129
	Wisconsin Electric Power Co.	4.750%	9/30/2032	4,864	4,894
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,175	3,351
	Wisconsin Electric Power Co.	4.600%	10/1/2034	4,186	4,121
	Wisconsin Power & Light Co.	3.950%	9/1/2032	6,250	5,964
	Wisconsin Power & Light Co.	4.950%	4/1/2033	2,949	2,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	5.375%	3/30/2034	3,113	3,166
	Xcel Energy Inc.	2.350%	11/15/2031	5,464	4,812
	Xcel Energy Inc.	4.600%	6/1/2032	7,961	7,823
	Xcel Energy Inc.	5.450%	8/15/2033	9,978	10,186
	Xcel Energy Inc.	5.500%	3/15/2034	4,937	5,019
	Xcel Energy Inc.	5.600%	4/15/2035	4,990	5,072
	Xcel Energy Inc.	5.750%	12/3/2056	5,364	5,234
					1,872,208
Total Corporate Bonds (Cost $19,386,216)					19,329,101
Sovereign Bonds (4.4%)
	African Development Bank	4.500%	6/12/2035	11,423	11,555
	African Development Bank	4.125%	1/22/2036	11,051	10,829
[2]	African Development Bank	5.750%	Perpetual	3,105	3,022
[2]	Asian Development Bank	1.500%	3/4/2031	11,348	10,103
	Asian Development Bank	3.125%	4/27/2032	7,955	7,544
[2]	Asian Development Bank	3.875%	9/28/2032	11,380	11,215
[2]	Asian Development Bank	4.000%	1/12/2033	20,130	19,948
[2]	Asian Development Bank	3.875%	6/14/2033	20,585	20,188
[2]	Asian Development Bank	4.125%	1/12/2034	25,640	25,461
	Asian Development Bank	4.375%	3/22/2035	17,055	17,159
[2]	Asian Development Bank	4.250%	1/14/2036	15,656	15,551
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	11,500	11,504
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	4,219	4,281
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	4,892	4,813
	Corp. Andina de Fomento	4.625%	1/15/2036	22,974	22,714
	Equinor ASA	5.125%	6/3/2035	8,000	8,134
	Equinor ASA	4.750%	11/14/2035	6,970	6,863
[2]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,920	11,910
	European Investment Bank	1.625%	5/13/2031	15,860	14,143
	European Investment Bank	4.375%	10/10/2031	35,899	36,521
	European Investment Bank	4.250%	8/16/2032	49,315	49,699
	European Investment Bank	3.750%	2/14/2033	49,964	48,780
	European Investment Bank	4.125%	2/13/2034	42,270	41,996
	European Investment Bank	4.625%	2/12/2035	22,723	23,290
	European Investment Bank	4.250%	2/8/2036	56,787	56,389
	European Investment Bank	4.875%	2/15/2036	9,000	9,371
[5]	Export Development Canada	4.750%	6/5/2034	8,400	8,675
	Export-Import Bank of Korea	2.125%	1/18/2032	9,065	8,065
	Export-Import Bank of Korea	4.500%	9/15/2032	4,240	4,282
	Export-Import Bank of Korea	5.125%	1/11/2033	8,070	8,378
	Export-Import Bank of Korea	5.125%	9/18/2033	5,900	6,135
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	4,028
	Export-Import Bank of Korea	5.250%	1/14/2035	6,225	6,516
	Export-Import Bank of Korea	4.375%	1/13/2036	3,840	3,748
[2]	Hong Kong Government International Bond	1.750%	11/24/2031	8,160	7,243
[2]	Inter-American Development Bank	3.625%	9/17/2031	16,651	16,319
[2]	Inter-American Development Bank	3.500%	4/12/2033	23,989	23,001
[2]	Inter-American Development Bank	4.500%	9/13/2033	26,090	26,574
	Inter-American Development Bank	4.375%	7/17/2034	23,347	23,517
[2]	Inter-American Development Bank	4.375%	7/16/2035	11,688	11,726
	Inter-American Development Bank	4.125%	1/23/2036	30,192	29,604
	International Bank for Reconstruction & Development	4.500%	4/10/2031	40,602	41,569
	International Bank for Reconstruction & Development	1.625%	11/3/2031	51,047	44,940
[2]	International Bank for Reconstruction & Development	4.625%	1/15/2032	60,035	61,806
	International Bank for Reconstruction & Development	2.500%	3/29/2032	30,931	28,376
	International Bank for Reconstruction & Development	4.000%	5/6/2032	49,925	49,741
	International Bank for Reconstruction & Development	4.750%	11/14/2033	27,785	28,749
	International Bank for Reconstruction & Development	3.875%	8/28/2034	28,538	27,761
[2]	International Bank for Reconstruction & Development	4.750%	2/15/2035	265	273
	International Bank for Reconstruction & Development	4.375%	8/27/2035	44,722	44,896
[6]	Japan Bank for International Cooperation	1.875%	4/15/2031	24,802	22,212
[6]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,266	6,325
[2,6]	Japan Bank for International Cooperation	4.375%	1/23/2036	13,710	13,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Japan International Cooperation Agency	1.750%	4/28/2031	5,263	4,668
[7]	KFW	4.125%	7/15/2033	39,865	39,723
[7]	KFW	4.375%	2/28/2034	18,286	18,460
	Korea Development Bank	1.625%	1/19/2031	3,835	3,412
	Korea Development Bank	2.000%	10/25/2031	2,561	2,282
	Korea Development Bank	4.250%	9/8/2032	4,440	4,421
	Korea Development Bank	4.375%	2/15/2033	8,575	8,529
	Korea Development Bank	5.625%	10/23/2033	1,560	1,671
[2,7]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	8,980	9,421
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	21,089	22,020
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	8,500	9,986
	Province of Alberta	4.500%	1/24/2034	12,543	12,588
	Province of Alberta	4.300%	11/2/2035	13,625	13,341
	Province of British Columbia	4.200%	7/6/2033	18,170	17,916
	Province of British Columbia	4.750%	6/12/2034	23,268	23,647
	Province of British Columbia	4.800%	6/11/2035	19,008	19,321
	Province of Manitoba	4.300%	7/27/2033	9,245	9,148
	Province of Manitoba	4.900%	5/31/2034	10,377	10,630
	Province of Ontario	1.800%	10/14/2031	8,685	7,670
[2]	Province of Ontario	2.125%	1/21/2032	13,603	12,133
	Province of Ontario	5.050%	4/24/2034	15,926	16,551
	Province of Ontario	4.850%	6/11/2035	18,697	19,129
	Province of Ontario	4.450%	11/20/2035	7,120	7,049
	Province of Quebec	1.900%	4/21/2031	8,635	7,762
	Province of Quebec	4.500%	9/8/2033	13,431	13,488
	Province of Quebec	4.250%	9/5/2034	21,371	20,977
	Province of Quebec	4.625%	8/28/2035	23,691	23,753
[2]	Republic of Chile	4.350%	4/13/2031	5,080	4,981
[2]	Republic of Chile	2.550%	1/27/2032	12,973	11,476
[2]	Republic of Chile	2.550%	7/27/2033	19,728	16,816
[2]	Republic of Chile	3.500%	1/31/2034	15,381	13,873
[2]	Republic of Chile	4.950%	1/5/2036	16,126	15,936
[2]	Republic of Indonesia	4.300%	4/16/2031	5,200	5,065
[2]	Republic of Indonesia	2.150%	7/28/2031	11,680	10,160
[2]	Republic of Indonesia	3.550%	3/31/2032	6,895	6,374
[2]	Republic of Indonesia	4.650%	9/20/2032	15,111	14,777
[2]	Republic of Indonesia	4.850%	1/11/2033	10,475	10,277
[2]	Republic of Indonesia	4.700%	2/10/2034	8,596	8,298
[2]	Republic of Indonesia	4.750%	9/10/2034	8,980	8,636
[2]	Republic of Indonesia	5.600%	1/15/2035	11,983	12,166
[2]	Republic of Indonesia	4.950%	2/21/2036	10,560	10,167
	Republic of Korea	1.750%	10/15/2031	4,935	4,368
[2]	Republic of Panama	2.252%	9/29/2032	23,480	19,295
[2]	Republic of Panama	3.298%	1/19/2033	9,306	8,090
[2]	Republic of Panama	5.227%	2/23/2034	13,352	12,931
[2]	Republic of Panama	6.400%	2/14/2035	23,134	24,054
[2]	Republic of Panama	6.700%	1/26/2036	18,370	19,364
[2]	Republic of Panama	6.875%	1/31/2036	10,117	10,751
[2]	Republic of Peru	1.862%	12/1/2032	12,506	10,293
	Republic of Peru	8.750%	11/21/2033	16,942	20,479
[2]	Republic of Peru	3.000%	1/15/2034	22,993	19,640
[2]	Republic of Peru	5.375%	2/8/2035	10,746	10,719
[2]	Republic of Peru	5.500%	3/30/2036	19,000	18,958
[2]	Republic of Poland	5.750%	11/16/2032	13,583	14,265
[2]	Republic of Poland	4.875%	10/4/2033	23,380	23,338
[2]	Republic of Poland	5.125%	9/18/2034	27,551	27,667
[2]	Republic of Poland	5.375%	2/12/2035	24,482	24,870
	Republic of the Philippines	1.648%	6/10/2031	10,694	9,152
	Republic of the Philippines	4.250%	7/27/2031	6,180	6,032
	Republic of the Philippines	1.950%	1/6/2032	7,515	6,417
	Republic of the Philippines	6.375%	1/15/2032	8,887	9,533
	Republic of the Philippines	3.556%	9/29/2032	6,568	6,062
	Republic of the Philippines	5.609%	4/13/2033	8,069	8,316
	Republic of the Philippines	5.000%	7/17/2033	11,180	11,101
	Republic of the Philippines	5.250%	5/14/2034	12,505	12,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	6.375%	10/23/2034	15,415	16,582
	Republic of the Philippines	5.500%	2/4/2035	11,873	12,024
	Republic of the Philippines	4.750%	3/5/2035	10,089	9,702
	Republic of the Philippines	5.000%	1/27/2036	14,105	13,705
[2]	State of Israel	4.500%	1/17/2033	15,948	15,311
[2]	State of Israel	5.500%	3/12/2034	28,685	29,028
[2]	State of Israel	5.625%	2/19/2035	23,300	23,663
[2]	State of Israel	5.000%	1/13/2036	17,755	17,106
[2]	United Mexican States	2.659%	5/24/2031	27,386	24,175
[2]	United Mexican States	8.300%	8/15/2031	8,155	9,458
[2]	United Mexican States	4.750%	4/27/2032	27,896	26,809
[2]	United Mexican States	5.850%	7/2/2032	35,518	35,894
[2]	United Mexican States	5.375%	3/22/2033	36,835	35,941
[2]	United Mexican States	7.500%	4/8/2033	7,649	8,632
[2]	United Mexican States	4.875%	5/19/2033	18,135	17,172
[2]	United Mexican States	5.625%	2/9/2034	29,346	28,746
[2]	United Mexican States	3.500%	2/12/2034	23,305	19,762
[2]	United Mexican States	6.750%	9/27/2034	15,658	16,615
[2]	United Mexican States	6.350%	2/9/2035	25,033	25,583
[2]	United Mexican States	5.625%	9/22/2035	22,330	21,584
Total Sovereign Bonds (Cost $2,331,585)					2,315,295
Taxable Municipal Bonds (0.3%)
	California GO	5.750%	10/1/2031	1,200	1,288
	California GO	4.350%	11/1/2032	2,700	2,692
	California GO	6.000%	3/1/2033	3,100	3,349
	California GO	4.500%	4/1/2033	1,535	1,518
	California GO	7.500%	4/1/2034	19,300	22,172
	California GO	5.150%	9/1/2034	2,575	2,641
	Connecticut GO	5.850%	3/15/2032	9,085	9,675
	Cook County IL GO	6.229%	11/15/2034	925	983
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	12,000	11,045
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	8,300	8,697
	Illinois GO	5.100%	6/1/2033	55,123	56,149
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	3,200	3,402
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,058	2,085
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	5,800	5,773
	Massachusetts GO	4.500%	8/1/2031	5,150	5,153
	Massachusetts SO Revenue	4.110%	7/15/2031	866	864
	National Finance Authority NH Revenue	3.300%	4/1/2032	2,650	1,935
	New York State Dormitory Authority Revenue	5.228%	7/1/2035	4,400	4,524
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	775	726
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	7,327	7,505
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,280	7,407
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	3,000	2,952
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	535	537
Total Taxable Municipal Bonds (Cost $163,348)					163,072

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund (Cost $199,514)	3.687%	1,995,349	199,515
Total Investments (99.3%) (Cost $51,935,195)				51,492,076
Other Assets and Liabilities—Net (0.7%)				353,086
Net Assets (100%)				51,845,162
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $98,144, representing 0.2% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,485,093	—	29,485,093
Corporate Bonds	—	19,329,101	—	19,329,101
Sovereign Bonds	—	2,315,295	—	2,315,295
Taxable Municipal Bonds	—	163,072	—	163,072
Temporary Cash Investments	199,515	—	—	199,515
Total	199,515	51,292,561	—	51,492,076